Capital Cash Management Trust
                       380 Madison Avenue
                           Suite 2300
                       New York, NY 10017
                          212-697-6666
                                                       Prospectus
                                                 October 31, 1996

     The Trust's objective is the best obtainable yields on "money market" securities consistent with low capital risk. The Trust seeks to achieve this objective by investing in a portfolio of "money market" securities meeting specific quality standards.

     Shares of the Trust may be purchased and redeemed at their next determined net asset value, which is normally the constant price of $1.00 per share; see "Net Asset Value Per Share." Purchases are made without any sales charge through Aquila Distributors, Inc., which is the exclusive Distributor of the Trust's shares. See "How to Invest in the Trust" and "How to Redeem Your Investment."

     This Prospectus concisely states information about the Trust that you should know before investing. A Statement of Additional Information about the Trust dated October 31, 1996 (the "Additional Statement") has been filed with the Securities and Exchange Commission and is available without charge upon written request to Administrative Data Management Corp., the Trust's Shareholder Servicing Agent, at the address given below, or by calling the telephone number(s) given below. The Additional Statement contains information about the Trust and its management not included in the Prospectus. The Additional Statement is incorporated by reference in its entirety in the Prospectus. Only when you have read both the Prospectus and the Additional Statement are all the material facts about the Trust available to you.

     AN INVESTMENT IN THE TRUST IS NEITHER INSURED NOR GUARANTEED
BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE TRUST
WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER
SHARE.

     SHARES OF THE TRUST ARE NOT DEPOSITS IN, OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY ANY BANK. SHARES OF THE TRUST ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY OR GOVERNMENT SPONSORED AGENCY OF THE FEDERAL GOVERNMENT OR ANY STATE.

     AN INVESTMENT IN THE TRUST INVOLVES INVESTMENT RISKS,
INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

     For Purchase, Redemption or Account Inquiries Contact
            The Trust's Shareholder Servicing Agent:
              Administrative Data Management Corp.
           581 Main Street, Woodbridge, NJ 07095-1198
           Call 800-952-6666 toll Free or 908-855-5731

For General Inquiries & Yield Information, Call 212-697-6666

This Prospectus Should Be Read and Retained For Future Reference

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                  CAPITAL CASH MANAGEMENT TRUST
                        TABLE OF EXPENSES

SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases. . . . . . . . . . . . . . . . . ..0%
Maximum Sales Load Imposed on Reinvested Dividend. . . . . . . . . . . . ..0%
Deferred Sales Load. . . . . . . . . . . . . . . . . . . . . . . . . . . ..0%
Redemption Fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..0%
Exchange Fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..0%

ANNUAL TRUST OPERATING EXPENSES*
(as a percentage of average net assets)

Investment Advisory Fee After Waiver + . . . . . . . . . . . . . . . . . .  0%
12b-1 Fee ++ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  0%
Total Other Expenses After Expense Reimbursement and
 Fee Waiver +. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
     Administration Fee After Waiver +  . . . . . . . . . . .   0.00%
     Other Expenses After Expense Reimbursement + . . . . . .   0.40%
Total Trust Operating Expenses After Expense Reimbursement
 and Fee Waivers + . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%

Example**                     1 year  3 years  5 years  10 years
You would pay the following
expenses on a $1,000
investment, assuming (1) 5%
annual return and (2)
redemption at the end of
each time period                $4      $13      $22      $51

*Based upon amounts incurred during the most recent fiscal year of the Trust.

+Absent fee waiver, investment advisory fees would have been incurred at the rate of 0.20% of average net assets. Also absent administration fee waiver, administration fees would have been incurred at the rate of 0.15% of average net assets and other expenses would have included those fees. Absent any fee waiver or expense reimbursement, total Trust operating expenses for the year would have been incurred at the annual rate of 5.75%. In general, operating expense ratios decrease substantially as Trust asset size increases.

++ The 12b-1 Plan of the Trust does not involve payments out of the assets or income of the Trust designed to recognize sales of shares of the Trust or to pay advertising expenses.

** The expense example is based upon an amount at the beginning of each year which includes the prior year's assumed results. A year's results consist of an assumed 5% annual return less expenses at a 0.40% annual rate; the expense ratio was applied to an assumed average balance (the year's starting investment plus one-half the year's results). Each column represents the cumulative expenses so determined for the period specified.



THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE SECURITIES AND EXCHANGE COMMISSION SPECIFIES THAT ALL MUTUAL FUNDS USE THE 5% ANNUAL RATE OF RETURN FOR PURPOSES OF PREPARING THE ABOVE EXAMPLE.

The purpose of the above table is to assist the investor in understanding the various costs and expenses that an investor in the Trust will bear directly or indirectly. The Administrator of the Trust has undertaken to waive fees and reimburse the Trust to the extent that annual expenses exceed 0.60 of 1% of average annual net assets in any fiscal year. Although not obligated to do so, in addition to complying with the requirements of applicable agreements, those entitled to invest advisory and administration fees may continue to waive a portion or all of those fees and may continue to reimburse the Trust for various expenses; the above table reflects one such possible arrangement and should not be understood as a commitment or prediction that any fees, or that any particular portion of fees, will be waived, or that any particular expenses will be reimbursed. (See "Management Arrangements" for a more complete description of the various management fees.) Nor should the assumed 5% annual return be interpreted as a prediction of an actual return, which may be higher or lower.




                     CAPITAL CASH MANAGEMENT TRUST
              (FORMERLY CENTENNIAL CAPITAL CASH MANAGEMENT TRUST)

                      FINANCIAL HIGHLIGHTS
          FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

     The following table of Financial Highlights as it relates to the five years ended June 30, 1996 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon is included in the Trust's financial statements contained in its Annual Report, which are incorporated by reference into the Additional Statement. The information provided in the table should be read in conjunction with the financial statements and related notes.++


                                   Year ended June 30,
                       1996          1995*          1994*          1993*

Net Asset Value,
 Beginning
 of Year               $1.0000        $1.0000        $1.0000       $1.0000
Income from
Investment Operations:
 Net investment
 income                 0.0518         0.0497         0.0309        0.0310
Less Distributions:
 Dividends from net
 investment income     (0.0518)       (0.0497)        (0.0309)      (0.0310)
Net Asset Value,
End of Year........... $1.0000        $1.0000         $1.0000        $1.0000
Total Return            5.29%          5.09%           3.14%          3.14%
Ratios/Supplemental
Data
 Net Assets,
 End of Year (in
 thousands)            $1,765         $1,660          $1,713         $1,744
Ratio of Expenses
 to Average Net
 Assets                 0.40%          0.40%           0.28%          0.09%
Ratio of Net
 Investment
 Income to Average
 Net Assets...........  5.17%          5.00%           3.08%          3.11%



* Net investment income per share and the ratios of income and expenses to average net assets without the Adviser's and Administrator's voluntary waiver of fees, the Administrator's voluntary expense reimbursement and the reimbursement by the former sub-adviser and administrator for the cost of a security that was sold before maturity in 1989 would have been:

Net Investment
 Income (loss)         ($0.0018)        $0.0038      ($0.0137)     ($0.0221)
Ratio of Expenses
 to Average Net
 Assets                   5.75%          5.02%         4.73%         5.41%
Ratio of Net
Investment Income
to Average Net
Assets................   (0.18%)        0.38%         (1.37%)       (2.21%)



          1992*    1991*    1990*    1989*    1988     1987

         $1.0000  $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
          0.0448   0.0684   0.0806   0.0823   0.0632   0.0574
         (0.0448) (0.0684) (0.0806) (0.0823)  (0.0632) (0.0574)
          $1.0000 $1.0000  $1.0000   $1.0000  $1.0000  $1.0000
          4.57%    7.06%   8.36%      8.54%    6.50%    5.89%
         $2,088   $2,403   $2,305    $2,977  $129,796 $101,333
          0.10%    0.24    0.34%      0.61%    0.70%    0.69%
          4.52%   $6.85    8.07%      7.39%    6.32%    5.75%
         (0.0104) $0.0320  $0.0449   $0.0746
          5.68%   3.89%    3.92%+     1.30%
         (1.05%)  3.20%    4.50%+     6.68%

+ Restated to eliminate certain excess portfolio management and record-keeping expenses.

++ On August 1, 1988, STCM Management Company, Inc. assumed portfolio management functions, replacing HT Investors, Inc.

The Trust's "current yield" for the seven days ended June 30, 1996 was 4.92% and its "compounded effective yield" for that period was 5.04%; see the Additional Statement for the methods of calculating these yields.


                          INTRODUCTION

     The Trust is an open-end diversified investment company organized in 1976 as a Massachusetts business trust, designed to suit the cash management needs of individuals, corporations, institutions and fiduciaries.

     Cash of investors may be invested in shares of the Trust as an alternative to idle funds, direct investments in savings deposits, or short-term debt securities. The Trust offers the opportunity to keep cash reserves fully invested and provides you with a professionally managed portfolio of money market instruments which may be more diversified, higher yielding, more stable and more liquid than you might be able to obtain on an individual basis. Through the convenience of a single security consisting of shares of the Trust, you are also relieved of the inconvenience of making direct investments, including the selection, purchasing and handling of securities.

                INVESTMENT OF THE TRUST'S ASSETS

     The objective of the Trust is to achieve the best obtainable yields on "money market" securities consistent with low capital risk. There is no assurance that the Trust will achieve this objective, which is a fundamental policy of the Trust.

     In addition to the requirements of the Trust's management policies, all obligations and instruments purchased by the Trust must meet the requirements of Rule 2a-7 (the "Rule") of the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"). The provisions of the Rule that affect portfolio management are summarized under "Effect of the Rule on Portfolio Management," below. In brief, the Rule's provisions for quality, diversity and maturity require the Trust to limit its investments to those instruments which the Trust's investment adviser (the "Adviser") determines (pursuant to procedures approved by the Board of Trustees) present minimal credit risks, and which at the time of purchase are Eligible Securities. In general, the Rule defines as Eligible Securities those that at the time of purchase are rated in the two highest rating categories for short-term securities by any two of the nationally recognized statistical rating organizations ("NRSROs") or unrated securities determined by the Board of Trustees to be of comparable quality. See Appendix A to the Additional Statement for a description of the NRSROs and the factors considered by them in determining ratings. Eligible Securities so rated in the highest rating category (or unrated securities of comparable quality) are called "First Tier Securities"; all other Eligible Securities are called "Second Tier Securities." The Rule also requires that the dollar-weighted average maturity of the Trust's portfolio cannot exceed 90 days and that the Trust cannot purchase any security having a remaining maturity in excess of 397 days. The Rule also contains limits on the percentage of the Trust's assets that can be invested in the securities of any issuer. See "Effect of the Rule on Portfolio Management," below.

Management Policies

     The Trust seeks to achieve its investment objective through investments in the types of instruments described in the management policies listed below. Under the current management policies, the Trust invests only in the following types of obligations:

     (1) U.S. Government Securities: Obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; these obligations are referred to in the Prospectus as "U.S. Government Securities"; see "Information On
U.S. Government Securities" below.

     (2) Bank Obligations and Instruments Secured by Them: Bank obligations that are First Tier Securities including time deposits, certificates of deposit, bankers' acceptances and other bank (see below for definition) obligations, and which are (i) obligations of banks subject to regulation by the U.S. Government having total assets of at least $1.5 billion, which may be obligations issued by domestic banks, by foreign branches of such banks or by U.S. subsidiaries of foreign banks; (ii) obligations of any foreign bank having total assets equivalent to at least $1.5 billion; or (iii) obligations ("insured bank obligations") if such obligations are fully insured as to principal by the Federal Deposit Insurance Corporation; (see "Information on Insured Bank Obligations" in the Additional Statement); the Trust may also invest in obligations secured by any obligations set forth in (i) or (ii) above if such investment meets the requirements of (6) below. (In the Prospectus and in the Additional Statement, a bank includes commercial banks, savings banks and savings and loan associations.)

     (3) Commercial Paper Obligations: Commercial paper obligations that are First Tier Securities; see "Effect of the Rule on Portfolio Management," below.

     (4) Corporate Debt Obligations: Corporate debt obligations (for example, bonds and debentures) which are First Tier Securities and which at the time of purchase have a remaining maturity of not more than 397 days. See "Effect of the Rule on Portfolio Management." See Appendix A to the Additional Statement for information about bond ratings.

     (5) Variable Amount and Master Demand Notes: Variable amount master demand notes that are First Tier Securities and which are redeemable (and thus repayable by the borrower) at principal amount, plus accrued interest, at any time. Variable amount master demand notes may or may not be backed by bank letters of credit. (Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them; see the Additional Statement for further information on these notes.)

     (6) Certain Other Obligations: Obligations other than those listed in 1 through 5 above only if such other obligations are guaranteed as to principal and interest by either a bank in whose obligations the Trust may invest (see 2 above) or a corporation in whose commercial paper the Trust may invest (see 3 above). See "Effect of the Rule on Portfolio Management." If the Trust invests more than 5% of its net assets in such other obligations, the Prospectus will be supplemented to describe them. See the Additional Statement.

     (7) Repurchase Agreements: The Trust may purchase securities subject to repurchase agreements provided that such securities consist entirely of U.S. Government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the requisite NRSROs. Repurchase agreements may be entered into only with commercial banks or broker-dealers. Subject to the control of the Board of Trustees, the Adviser will regularly review the financial strength of all parties to repurchase agreements with the Trust. See "Information about Repurchase Agreements," below.

     (8) When-Issued or Delayed Delivery Securities: The Trust may buy securities on a when-issued or delayed delivery basis; the securities so purchased are subject to market fluctuation and no interest accrues to the Trust until delivery and payment take place; their value at the delivery date may be less than the purchase price. The Trust may not enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Trust's total assets, less liabilities other than the obligations created by when-issued commitments. See the Additional Statement for further information.

     Shareholder approval is not required to change any of the foregoing management policies.

Information On U.S. Government Securities

     U.S. Government Securities (i.e., obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) include securities issued by the U.S. Government, which in turn include Treasury Bills (which mature within one year of the date they are issued) and Treasury Notes and Bonds (which are issued with longer maturities). All Treasury securities are backed by the full faith and credit of the United States.

     U.S. Government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Export-Import Bank of the United States, Farmers Home Administration, Federal Farm Credit System, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Housing Administration, Federal National Mortgage Association, Government National Mortgage Association, Small Business Administration, Student Loan Marketing Association and the Tennessee Valley Authority.

     Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the U.S. Treasury. Others, such as securities issued by the Federal National Mortgage Association, are supported only by the credit of the instrumentality and not by the U.S. Treasury. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Trust will invest in government securities, including securities of agencies and instrumentalities, only if the Adviser (pursuant to procedures approved by the Board of Trustees) is satisfied that these obligations present minimal credit risks. See "Effect of the Rule on Portfolio Management," below, for a discussion of the determination of minimal credit risks in connection with the purchase of portfolio securities.

Repurchase Agreements

     Under a repurchase agreement, at the time the Trust purchases a security, the Trust also resells it to the seller and must deliver the security (or securities substituted for it) to the seller on an agreed-upon date in the future. (The securities so resold or substituted are referred to herein as the "Resold Securities.") The resale price is in excess of the purchase price in that it reflects an agreed-upon market interest rate effective for the period of time during which the Trust's money is invested in the Resold Securities. The majority of these transactions run from day to day, and the delivery pursuant to the resale typically will occur within one to five days of the purchase.

     Repurchase agreements can be considered as loans "collateralized" by the Resold Securities, such agreements being defined as "loans" in the 1940 Act. The return on such "collateral" may be more or less than that from the repurchase agreement. The Resold Securities under any repurchase agreement will be marked to market every business day so that the value of the "collateral" is at least equal to the resale price provided in the agreement, including the accrued interest earned thereon, plus sufficient additional market value as is considered necessary to provide a margin of safety. During the term of the repurchase agreement, the Trust or its custodian either has actual physical possession of the Resold Securities or, in the case of a security registered in book entry system, the book entry is maintained in the name of the Trust or its custodian. The Trust retains an unqualified right to possess and sell the Resold Securities in the event of a default by the other party.

     In the event of bankruptcy or other default by the other party, there may be possible delays and expenses in liquidating the Resold Securities, decline in their value and loss of interest. If the maturity of the Resold Securities is such that they cannot be owned by the Trust under the applicable provisions of the Rule they will have to be sold, which could result in a loss. See "Effect of the Rule on Portfolio Management."

Information On Insured Bank Obligations

     The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of Federally insured banks, and effective August 9, 1989, savings institutions (collectively, herein, "banks") up to $100,000. On that date, the FDIC assumed the insurance functions of the Federal Savings and Loan Insurance Corporation, which was abolished. The Trust may purchase bank obligations which are fully insured as to principal by the FDIC. To remain fully insured as to principal, these investments must currently be limited to $100,000 per bank; if the principal amount and accrued interest together exceed $100,000, then the excess accrued interest will not be insured. Insured bank obligations may have limited marketability; unless the Board of Trustees determines that a readily available market exists for such obligations, the Trust will invest in them only within the 10% limit mentioned below unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

Information On Foreign Obligations

     Investments, which must be denominated in U.S. dollars, in foreign banks and foreign branches of United States banks involve certain risks. While domestic banks are required to maintain certain reserves and are subject to other regulations, such requirements and regulations may not apply to foreign branches. Investments in foreign banks and foreign branches of domestic banks may also be subject to other risks, including future political and economic developments, less available information, the possible imposition of withholding taxes on interest income, the seizure or nationalization of foreign deposits and the establishment of exchange controls or other restrictions.

Limitation to 10% as to Certain Investments

     Due to their possible limited liquidity, the Trust may not make certain investments if thereafter more than 10% of its net assets would consist of such investments. The investments included in this 10% limit are (i) repurchase agreements maturing in more than seven days; (ii) fixed time deposits subject to withdrawal penalties other than overnight deposits; (iii) restricted securities, i.e., securities which cannot freely be sold for legal reasons (which the Trust does not expect to own);
(iv) securities for which market quotations are not readily available; and (v) insured bank obligations unless the Board of Trustees determines that a readily available market exists for such obligations. However, this 10% limit does not include any obligations payable at principal amount plus accrued interest on demand or within seven days after demand.

Factors Which May Affect the Value of
the Trust's Investments and Their Yields

     The value of the obligations and instruments in which the Trust invests will fluctuate depending in large part on changes in prevailing interest rates. If the prevailing interest rates go up after the Trust buys a security, the value of the security may go down; if these rates go down, the value of the security may go up. Changes in value and yield based on changes in prevailing interest rates may have different effects on short-term obligations than on long-term obligations. Long-term obligations (which often have higher yields) may fluctuate in value more than short-term ones.

Portfolio Transactions

     The Trust will seek to obtain the best net price and the most favorable execution of orders. Purchases will be made directly from issuers or from underwriters, dealers or banks which specialize in the types of securities invested in by the Trust. As most purchases made by the Trust are principal transactions at net prices, the Trust incurs little or no brokerage costs. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter and purchases from dealers may include the spread between the bid and the asked price. If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer which has provided research advice such as information on particular companies and industries and market, economic and institutional activity. By allocating transactions to obtain research services, the Trust enables the Adviser to supplement its own research and analyses with the views and information of other securities firms. Such research services, whether or not useful to the Trust, may be useful to other accounts managed by the Adviser or its affiliates.

Effect of the Rule on Portfolio Management

     As a money market fund, the Trust operates under the Rule, which allows the Trust to use the "amortized cost" method of valuing its securities and which contains certain risk limiting provisions, including requirements as to maturity, quality and diversification of the Trust's portfolio. Some of the most important aspects of the Rule are described below.

     Under the Rule, the Trust must limit its investments to those instruments which are denominated in U.S. dollars, which are determined by the Board of Trustees to present minimal credit risks, and which, at the time of purchase, are Eligible Securities. In accordance with the Rule, the Board of Trustees has adopted investment procedures and has approved investment policies pursuant to which all investment determinations have been delegated to the Adviser, under the direction and control of the Board of Trustees, except for those matters for which the Rule requires Board determination.

     In general, the Rule defines as Eligible Securities those that at the time of purchase are rated in the two highest rating categories for short-term securities by any two of the NRSROs, or if unrated are determined by the Board of Trustees to be of comparable quality. Eligible Securities so rated in the highest rating category (and unrated securities determined by the Board of Trustees to be of comparable quality) are called "First Tier Securities"; all other Eligible Securities are called "Second Tier Securities." Eligible Securities can in some cases include securities rated by only one NRSRO and unrated obligations that are determined by the Board of Trustees to be of comparable quality to rated securities. A security that was long-term when issued must at the time of purchase by the Trust have either a short-term rating such that it is an Eligible Security, be comparable in priority and security with a rated short-term obligation of the same issuer that is an Eligible Security or if it has no short-term rating (and does not have a long-term rating from any NRSRO below the highest rating) if it is determined by the Board of Trustees to be of comparable quality to rated securities the Trust could purchase. Purchase of any security rated by only one NRSRO and purchase of any unrated security (except U.S. Government Securities) must be ratified by the Board of Trustees.

     The Rule requires (with limited exceptions) that immediately after purchase of any security, the Trust have invested not more than 5% of its assets in the securities of any one issuer. Moreover, the Rule provides that the Trust cannot have more than 5% of its assets in the aggregate invested in Second Tier Securities, nor more than the greater of 1% of its assets or $1,000,000 invested in Second Tier Securities of any single issuer. In general, the Trust does not intend to own Second Tier Securities. The Rule has specific provisions relating to determinations of the eligibility of certain types of instruments such as repurchase agreements and instruments subject to a demand feature. It also has specific provisions for determining the issuer of a security for purposes of compliance with the diversification requirements.

     Generally, under the Rule, the maturity of an instrument is considered to be its stated maturity (or in the case of an instrument called for redemption, the date on which the redemption payment must be made). There are special rules for determining the maturity of certain kinds of instruments. The Rule contains provisions as to the maturity of variable rate and floating rate instruments. Repurchase agreements and securities loan agreements are, in general, treated as having a maturity equal to the period remaining until they can be executed.

     The Rule has provisions requiring specific actions whenever the rating of a portfolio security is downgraded. Generally, these actions include a prompt reassessment by the Board of Trustees of the credit risks associated with such a security. In general, the Rule mandates prompt sale or other disposition, e.g., by exercising a demand for payment, in certain cases, such as when a security ceases to be an Eligible Security, no longer presents minimal credit risks or suffers a financial default.

                     INVESTMENT RESTRICTIONS

     The Trust has a number of policies about what it can and cannot do. Certain of these policies, identified in the Prospectus and Additional Statement as "fundamental policies," cannot be changed unless the holders of a "majority," as defined in the 1940 Act, of the Trust's outstanding shares vote to change them. (See the Additional Statement for a definition of such a majority.) All other policies can be changed from time to time without shareholder approval. Some of the more important of the Trust's fundamental policies, not otherwise identified in the Prospectus are set forth below; others are listed in the Additional Statement.

1. The Trust has diversification and anti-concentration requirements.

     The Trust cannot buy the securities of any issuer if it would then own more than 10% of the total value of all of the issuer's outstanding securities.

     The Trust cannot buy the securities (not including U.S. Government Securities) of any issuer if more than 5% of its total assets (valued at market value) would then be invested in securities of that issuer. In addition, the Rule limits investment in Second Tier Securities to 5% of the Trust's assets in the aggregate, and to no more than the greater of 1% of the Trust's assets or $1,000,000 in the securities of any one issuer.

     The Trust cannot buy the securities of issuers in any one industry if more than 25% of its total assets would then be invested in securities of issuers in that industry (see the Additional Statement); U.S. Government Securities and those domestic bank obligations and instruments of domestic banks which the Trust may purchase (see "Investment of the Trust's Assets") are considered as not included in this limit; however, obligations of foreign banks and of foreign branches of domestic banks are considered as included in this limit.

2. The Trust can make loans only by lending securities or entering into repurchase agreements.

     The Trust can buy those debt securities which it is permitted to buy (see "Investment of the Trust's Assets"); this is investing, not making a loan. The Trust can lend its portfolio securities on a collateralized basis up to 10% of the value of its total assets (see the Additional Statement) and enter into repurchase agreements (see "Repurchase Agreements" above). While the Trust can lend up to 10% of its portfolio, it does not currently foresee lending more than 5% of its portfolio. The Trust will not purchase any securities subject to a repurchase agreement if thereafter more than 10% of its total assets would be invested in such securities subject to repurchase agreements calling for delivery in more than seven days. The Trust may be considered as the beneficial owner of the loaned securities in that any gain or loss in their market price during the loan inures to the Trust and its shareholders; thus, when the loan is terminated, the value of the securities may be more or less than their value at the beginning of the loan.

3. The Trust can borrow only in limited amounts for special purposes.

     The Trust can borrow from banks for temporary or emergency purposes but only up to 10% of its total assets. It can mortgage or pledge its assets only in connection with such borrowing and in amounts not in excess of 15% of its assets at the time of such borrowing. Interest on borrowings would reduce the Trust's income. Except in connection with borrowings, the Trust will not issue senior securities.

                    NET ASSET VALUE PER SHARE

     The Trust's net asset value per share is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange is open by dividing the value of the net assets of the Trust (i.e., the value of the assets less liabilities, exclusive of surplus) by the total number of shares outstanding.

     The net asset value per share will normally remain constant at $1.00 per share except under extraordinary circumstances; see the Additional Statement for a discussion of the extraordinary circumstances which could result in a change in this fixed share value. The net asset value per share is based on a valuation of the Trust's investments at amortized cost; see the Additional Statement.

                   HOW TO INVEST IN THE TRUST

     The Trust's shares are sold on a continuous basis at the net asset value next determined after an order is entered and deemed effective. There is no sales charge. The minimum initial investment is $1,000. Subsequent investments may be in any amount. Aquila Distributors, Inc. (the "Distributor") is the exclusive Distributor of the Trust's shares. The Distributor sells shares only for purchase orders received.

Opening an Account

     To open a new account you must send a properly completed
Application to Administrative Data Management Corp. (the
"Agent"). Redemption of shares purchased by wire payment will not be honored until a properly completed Application has been received by the Agent. Initial investments may be made in any of these three ways:

     1. By Mail. Payment may be made by check, money order, Federal Reserve Draft, or other negotiable bank draft drawn in United States dollars on a United States commercial or savings bank or credit union (each of which is a "Financial Institution") payable to the order of Capital Cash Management Trust and mailed to:

          Capital Cash Management Trust
          Administrative Data Management Corp.
          Attn: Aquilasm Group of Funds
          581 Main Street
          Woodbridge, NJ 07095-1198

     2. By Wire. Payment may be wired in Federal funds (monies credited to a bank's account with a Federal Reserve Bank) to Bank One Trust Company, N.A. (the "Custodian"), which serves as custodian of the Trust's assets.

     To insure prompt and proper crediting to your account, if you choose this method of payment, you should first telephone the Agent (800-952-6666 toll free or 908-855-5731) and then instruct your bank to wire funds as indicated below:

          Bank One, Columbus
          ABA No. 044000037
          CR A/C 04-01787

          For further credit to

          Capital Cash Management Trust
          A/C 6801358000

          Account Name and Number (if an existing account)

          The name in which the investment is to be registered
          (if a new account).

     Your bank may impose a charge for wiring funds.

     3. Through Brokers. You may invest in the Trust by purchasing shares through registered broker-dealers.

     There is no sales or service charge imposed by the Trust, although broker-dealers may make reasonable charges to their customers for their services. The services to be provided and the fees therefor are established by each broker-dealer acting independently; broker-dealers may also determine to establish, as to accounts serviced by them, higher initial or subsequent investment requirements than those required by the Trust. Broker-dealers are responsible for prompt transmission of orders placed through them.

Additional Investments

     You may make additional investments in any amount after an account has been established by mailing directly to the Agent a check, money order or other negotiable bank draft made payable to Capital Cash Management Trust, or by wiring funds as described above. In each case you should indicate your name and account number to insure prompt and proper crediting of your account. The pre-printed stub attached to the Trust's confirmations is provided as a convenient identification method to accompany additional investments made by mail. You may also make subsequent investments of $50 or more using electronic funds transfers from your demand account at a Financial Institution if it is a member of the Automated Clearing House and if the Agent has received a completed Application designating this feature, or, after your account has been opened, a Ready Access Features form available from the Distributor or the Agent. A pre-determined amount can be regularly transferred for investment ("Automatic Investment") or single investments can be made upon receipt by the Agent of telephone instructions from anyone ("Telephone Investment"). The maximum amount of each Telephone Investment is $50,000. Upon 30 days' written notice to shareholders, the Trust may modify or terminate these investment methods at any time or charge a service fee, although no such fee is currently contemplated.

When Shares Are Issued and Dividends Are Declared On Them

     There are three methods as to when shares are issued. Under each method, shares are issued at the net asset value per share next determined after the purchase order is effective, as discussed below. Under each method, the Application must be properly completed and have been received and accepted by the Agent; the Trust or the Distributor may also reject any purchase order. Under each method, Federal funds (see above) must either be available to the Trust or the payment thereof must be guaranteed to the Trust so that the Trust can be as fully invested as practicable.

     The first method under which shares are issued involves ordinary investments. Under this method, payments transmitted by wire in Federal funds and payments made by Federal Reserve Draft received by the Custodian prior to 4:00 p.m. New York time on any day on which the New York Stock Exchange is open will be invested (i.e., the purchase order will be effective) at the net asset value per share determined as of 4:00 p.m. on that day; if either such type of payment is received after that time, the purchase order will be effective as of 4:00 p.m. on the next day that the exchange is open. Wire payments not in Federal funds will normally be converted into Federal funds on the next day such exchange is open and the purchase order will be effective as of 4:00 p.m. on such next day. Payments transmitted by check will normally be converted to Federal funds by the Agent, as your agent, within two business days for checks drawn on a member bank of the Federal Reserve System, and longer for most other checks, and the purchase orders will be effective as of 4:00 p.m. on that day if the exchange is open and otherwise at 4:00 p.m. on the next day the exchange is open after such conversion. All checks are accepted subject to collection at full face value in United States funds and must be drawn in United States dollars on a United States bank; if not, shares will not be issued. Purchases by Automatic Investment and Telephone Investment will be executed on the first day on which that exchange is open occurring on or after the date an order is considered received by the Agent at the net asset value determined on that day. In the case of Automatic Investment the order will be executed on the date you specified for investment at the price determined on that day, unless it is not a day on which that exchange is open, in which case the order will be executed at the net asset value determined on the next day on which that exchange is open. In the case of Telephone Investment the order will be filled at the next determined net asset value, which for orders placed after the time for determining the net asset value of the Trust's shares for any day will be the price determined on the following day on which the exchange is open. Dividends on shares issued under this first investment method are declared starting on the day (whether or not a business day) after the purchase order is effective and are declared on the day on which the shares are redeemed.

     The second method under which shares are issued involves a bank or broker-dealer making special arrangements with the Trust under which (i) either (a) payment is made in Federal funds or by check in New York Clearing House funds delivered to the Agent prior to 5:00 p.m. New York time or (b) the Agent is advised prior to that time of a dollar amount to be invested; (ii) the Agent is advised prior to that time of the form of registration of the shares to be issued; (iii) the bank or broker-dealer will, prior to noon New York time on the next business day, wire Federal funds to the Custodian (but in the case of prior payment by check under (i)(a) above only if the check is not converted into Federal funds in the normal course of the next business day); and (iv) arrangements satisfactory to the Trust are made between it and the bank or broker-dealer under which if Federal funds are not so received by the Custodian, the Trust is reimbursed for any costs or loss of income arising out of such non-receipt. New York Clearing House funds are funds represented by a check drawn on a bank which is a member of the New York Clearing House. Under this second method, the purchase order is effective on the day the check or the advice is received under
(i) above. Dividends on shares issued under this second method are declared starting on the day (whether or not a business day) after the purchase order is effective and are declared on the day on which such shares are redeemed.

     The third method under which shares are issued involves broker-dealers or banks which have requested that this method be used, to which request the Trust has consented. Under this third method (i) the Agent must be advised prior to noon New York time on any business day of a dollar amount to be invested; and (ii) Federal funds must be wired to the Custodian on that day; under this method, the purchase order is effective on that day. Dividends on shares issued under this third investment method are declared beginning on that day but not on the day such shares are redeemed.

     This third investment method is available for prospective investors in Trust shares who wish to use it so that the dividends on their shares will commence to be declared on the day the purchase order is effective. Upon written or phone request to the Trust by such a prospective investor, the Trust will advise as to the broker-dealers or banks through which such purchases may be made.

     The Agent will maintain records as to which of your shares were purchased under each of the three investment methods set forth above. If you make a redemption request and have purchased shares under methods (1) and/or (2) and other shares under method
(3), the Agent will, unless you otherwise request as to such redemption, redeem those shares first purchased, regardless of the method under which they were purchased.

Confirmations and Share Certificates

     All purchases of shares will be confirmed and credited to you in an account maintained for you by the Agent in full and fractional shares of the Trust (rounded to the nearest 1/1000th of a share). Share certificates will not be issued unless you so request from the Agent in writing and declare a need for such certificates, such as a pledge of shares or an estate situation. If certificates are issued at your request, Expedited Redemption Methods described below will not be available. In addition, you may incur delay and expense if you lose the certificates. Certificates will not be issued for fractional shares or if you have elected Automatic Investment or Telephone Investment (see "How to Invest in the Trust" above) or Expedited Redemption (see "How to Redeem Your Investment" below).

     The Trust and the Distributor reserve the right to reject any order for the purchase of shares. In addition, the offering of shares may be suspended at any time and resumed at any time thereafter.

Distribution Plan

     The Trust has adopted a Distribution Plan (the "Plan") under Rule 12b-1 ("Rule 12b-1") under the 1940 Act. No payments are made by the Trust under the Plan. Rule 12b-1 provides in substance that an investment company may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a written plan adopted under that rule. The first part of the Plan is designed to protect against any claim against or involving the Trust that some of the expenses which the Trust pays or may pay come within the purview of Rule 12b-1. Another part of the Plan authorizes Aquila Management Corporation, the Trust's Administrator (the "Administrator"), not the Trust, to make payments to a class of entities, including membership organizations and associations of common interest which render assistance in servicing of shareholder accounts or in consulting or otherwise cooperating as to their members or others in their area of interest at the annual rate of a maximum of 0.10 of 1% of the average annual net assets of the Trust; see the Additional Statement for further information.

     The Trust's Plan is solely a defensive plan designed to protect the Trust and its affiliates against any claim described above. The Plan does not involve payments out of the assets or income of the Trust designed to recognize sales of shares of the Trust or to pay advertising expenses.

                  HOW TO REDEEM YOUR INVESTMENT

     The Trust provides day-to-day liquidity. You may redeem all or any part of your shares at any time at the net asset value next determined after acceptance of your redemption request at the Agent. Redemptions can be made by the various methods described below. Except for shares recently purchased by check as discussed below, there is no minimum time period for any investment in the Trust. There are no redemption fees or withdrawal penalties. If you purchase shares of the Trust through broker-dealers, banks and other financial institutions which serve as shareholders of record you must redeem through those institutions, which are responsible for prompt transmission of redemption requests. In all other cases, you may redeem directly, but a completed purchase Application must have been received by the Agent before redemption requests can be honored. A redemption may result in a taxable transaction to you, but only if there has been a change in the net asset value per share, which will occur only under extraordinary circumstances.

     For your convenience the Trust offers expedited redemption to provide you with a high level of liquidity for your investment.

Expedited Redemption Methods
(Non-Certificate Shares)

     You have the flexibility of three expedited methods of initiating redemptions. These are available as to shares not represented by certificates.

     1. By Telephone. The Agent will accept instructions by telephone from anyone to redeem shares and make payments to a Financial Institution account you have predesignated. See "Redemption Payments," below for payment methods. Your name and your account number must be supplied.

     To redeem an investment by this method, telephone:

             800-952-6666 toll-free or 908-855-5731

     Note: The Trust, the Agent, and the Distributor will not be responsible for any losses resulting for unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name and number; name(s) and social security number registered to the account and personal identification; the Agent may also record calls. You should verify the accuracy of confirmation statements immediately upon receipt.

     2. By FAX or Mail. You may also request redemption payments to a predesignated Financial Institution account by a letter of instruction sent to: Administrative Data Management Corp., Attn: Aquilasm Group of Funds, by FAX at 908-855-5730 or by mail at 581 Main Street, Woodbridge, NJ 07095-1198, indicating account number, amount to be redeemed, and any payment directions, signed by the registered holder(s). Signature guarantees are not required. See "Redemption Payments", below for payment methods.

     If you wish to use the above procedures you should so elect on the Expedited Redemption section of the Application or Ready Access Features form and provide the required information concerning the Financial Institution account number. The Financial Institution account must be in the exclusive name(s) of the shareholder(s) as registered with the Trust. You may change the designated Financial Institution account at any time by completing and returning a Ready Access Features form. For protection of your assets, this form requires signature guarantees and possible additional documentation.

     3. By Check. The Agent will, upon request, provide you with forms of drafts ("checks") drawn on the Custodian. This feature is not available if your shares are represented by certificates. These checks represent a further alternative redemption means and you may make them payable to the order of anyone in any amount of not less than $500. If you wish to use this check writing redemption procedure you should notify the Agent or so indicate on your Application. You will be issued special checks to be drawn against the Custodian for this purpose. You will be subject to the Custodian's rules and regulations governing its checking accounts. If the account is registered in more than one name, each check must be signed by each account holder exactly as the names appear on the account registration, unless expressly stated otherwise on your Application.

     There is no charge for the maintenance of this special check writing privilege or for the clearance of any checks.

     When such a check is presented to the Custodian for payment, a sufficient number of full and fractional shares in your account will be redeemed to cover the amount of the check. This check writing redemption procedure enables you to continue receiving dividends on those shares equaling the amount being redeemed by check until such time as the check is actually presented to the Custodian for payment.

     As these checks are redemption drafts relating to Trust shares, you should be certain that adequate shares for which certificates have not been issued and which were not recently purchased by check are in the account to cover the amount of the check. See "Redemption Payments" below for more details as to special problems as to Trust shares recently purchased by check. If insufficient redeemable shares are in the account, the redemption check will be returned marked "insufficient funds." The fact that redemption checks are drafts may also permit a bank in which they are deposited to delay crediting the account in question until that bank has received payment funds for the redemption check.

     Checks may not be directly presented to any branch of the Custodian. This does not affect checks used for the payment of bills or cashed at other banks. You may not use checks to close your account, since the number of shares in your account changes daily through dividend payments which are automatically reinvested in full and fractional shares. Consequently, you may not present a check directly to the Custodian and request redemption for all or substantially all shares held in your account. Only expedited redemption to a predesignated bank account or the regular redemption method (see below) may be used when closing your account.

     Multiple Redemption Services. You are not limited in choice of redemption methods but may utilize all available forms. However, when both redemption to a predesignated Financial Institution account and check writing are desired, you must so elect on your Application, or by proper completion of a Ready Access Features form.

Regular Redemption Method
(Certificate and Non-Certificate Shares)

     1. Certificate Shares. Certificates in blank (unsigned) representing shares to be redeemed should be sent to:
     Administrative Data Management Corp., the Trust's Shareholder Servicing Agent, Attn: Aquilasm Group of Funds, 581 Main Street, Woodbridge, NJ 07095-1198, with payment instructions. A stock assignment form signed by the registered shareholder(s) exactly as the account is registered must also be sent to the Shareholder Servicing Agent.

     For your own protection, it is essential that certificates be mailed separately from signed redemption documentation.
Because of possible mail problems, it is also recommended that certificates be sent by registered mail, return receipt requested.

     For the redemption request to be in "proper form," the signature or signatures must be the same as in the registration of the account. In a joint account, the signatures of both shareholders are necessary. Additional documentation may be required where shares are held by a corporation, a partnership, trustee or executor, or if redemption is requested by other than the shareholder of record. If redemption proceeds of less than $50,000 are payable to the record holder and are to be sent to the record address no signature guarantee is required. In all other cases, signatures must be guaranteed by a member of a national securities exchange, a U.S. bank or trust company, a state-chartered savings bank, a federally chartered savings and loan association, a foreign bank having a U.S. correspondent bank or a participant in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) or the New York Stock Exchange, Inc. Medallion Signature Program
(MSP). A notary public is not an acceptable signature guarantor.

     2. Non-Certificate Shares. If you own non-certificate shares registered on the books of the Trust, and you have not elected Expedited Redemption to a predesignated Financial Institution account, you must use the Regular Redemption Method. Under this redemption method you should send a letter of instruction to: Administrative Data Management Corp., Attn: Aquilasm Group of Funds, 581 Main Street, Woodbridge, NJ 07095-1198, containing:

          Account Name(s)

          Account Number;

          Dollar amount or number of shares to be redeemed or a statement that all shares held in the account are to be redeemed;

          Payment instructions (normally redemption proceeds will be mailed to your address as registered with the Trust);

          Signature(s) of the registered shareholder(s); and

          Signature guarantee(s), if required, as indicated above.

Redemption Payments

     For redemptions other than by checks you have written, redemption payments will ordinarily be mailed to you at your address of record. If you so request and the amount of your redemption proceeds is $1,000 or more, the proceeds will, wherever possible, be wired or transferred through the facilities of the Automated Clearing House to the Financial Institution account specified in the Expedited Redemption section of your Application or Ready Access Features form. The Trust may impose a charge, not exceeding $5.00 per wire redemption, after written notice to shareholders who have elected this redemption procedure. The Trust has no present intention of making this charge. Upon 30 days' written notice to shareholders, the Trust may modify or terminate the use of the Automated Clearing House to make redemption payments at any time or charge a service fee, although no such fee is currently contemplated. If any such changes are made, the Prospectus will be supplemented to reflect them. If you use a dealer to arrange for a redemption, you may be required to pay the dealer for this service.

     Redemption proceeds on shares issued under the third method under which shares are issued (see "When Shares Are Issued and Dividends Are Declared on Them" under "How to Invest in the Trust") will be wired in Federal funds on the date of redemption, if practicable, and, if not practicable, as soon thereafter as practicable, irrespective of amount. Redemption requests as to such shares may be made by telephone.

     Except as indicated above, the Trust will normally make payment for all shares redeemed on the next business day following receipt of request. Except as set forth below, in no event will payment be made more than seven days after receipt of a redemption request made in compliance with one of the redemption methods specified above. However, the right of redemption may be suspended or the date of payment postponed (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such exchange is restricted as determined by the Securities and Exchange Commission by rule or regulation; (ii) during periods in which an emergency, as determined by the Securities and Exchange Commission, exists which causes disposal of, or valuation of the net asset value of, the portfolio securities to be unreasonable or impracticable; or (iii) for such other periods as the Securities and Exchange Commission may permit. Payment for redemption by any method (including redemption by check) of shares recently purchased by check (irrespective of whether the check is a regular check or a certified, cashier's or official bank check) or by Automatic Investment or Telephone Investment may be delayed up to 15 days or until (i) the purchase check or Automatic Investment or Telephone Investment has been honored or
(ii) the Agent has received assurances by telephone or in writing from the bank on which the purchase check was drawn or from which the funds for Automatic Investment or Telephone Investment were transferred, satisfactory to the Agent and the Trust, that the purchase check or Automatic Investment or Telephone Investment will be honored. Shares so purchased within the prior 15 days will not be redeemed under the check writing redemption procedure and a shareholder must not write a check if (i) it will be presented to the Custodian for payment within 15 days of a share purchase by check and (ii) the redemption check would cause the redemption of some or all of those shares. Possible delays in payment of redemption proceeds can be eliminated by using wire payments or Federal Reserve drafts to pay for purchases.

     If the Board of Trustees determines that it would be detrimental to the best interests of the remaining shareholders of the Trust to make payment wholly or partly in cash, the Trust may pay the redemption price in whole or in part by the distribution in kind of securities from the portfolio of the Trust, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. See the Additional Statement for details.

     The Trust has the right to compel the redemption of shares held in any account if the aggregate net asset value of such shares is less than $500 due to shareholder redemptions. If the Board of Trustees elects to do this, shareholders who are affected will receive prior written notice and will be permitted 60 days to bring their accounts up to the minimum before this redemption is processed.

                    AUTOMATIC WITHDRAWAL PLAN

     If you own or purchase shares of the Trust having a net asset value of at least $5,000 you may establish an Automatic Withdrawal Plan under which you will receive a monthly or quarterly check in a stated amount, not less than $50. If such a plan is established, all dividends and distributions must be reinvested in your shareholder's account. See the Automatic Withdrawal Plan provisions of the Application included in the Prospectus, the Additional Statement under "Automatic Withdrawal Plan" and "Dividend and Tax Information" below.

                     MANAGEMENT ARRANGEMENTS

The Board of Trustees

     The business and affairs of the Trust are managed under the direction and control of its Board of Trustees. The Additional
Statement lists the Trust's Trustees and officers and provides further information about them.

The Advisory Agreement

     STCM Management Company, Inc. (the "Adviser") supervises the investment program of the Trust and the composition of its portfolio. The Adviser formerly acted as the Trust's sub-adviser.
See "Information as to the Adviser, the Administrator and the Distributor," below.

     The services of the Adviser are rendered under an Investment Advisory Agreement (the "Advisory Agreement") which provides, subject to the control of the Board of Trustees, for investment supervision and for either keeping the accounting records of the Trust, including the computation of the net asset value per share and the dividends, or, at the Adviser's expense and responsibility, delegating these accounting duties in whole or in part to a company satisfactory to the Trust. The Advisory Agreement states that the Adviser shall, at its expense, provide to the Trust all office space and facilities, equipment and clerical personnel necessary for the carrying out of the Adviser's duties under the Advisory Agreement.

     Under the Advisory Agreement, the Adviser pays all compensation of those officers and employees of the Trust and of those Trustees, if any, who are affiliated with the Adviser. Under the Advisory Agreement, the Trust bears the cost of preparing and setting in type its prospectuses, statements of additional information, and reports to shareholders and the costs of printing or otherwise producing and distributing those copies of such prospectuses, statements of additional information and reports as are sent to its shareholders. Under the Advisory Agreement, all costs and expenses not expressly assumed by the Adviser or by the Administrator under the Administration Agreement or by the Trust's principal underwriter are paid by the Trust. The Advisory Agreement lists examples of such expenses borne by the Trust, the major categories of such expenses being: legal and audit expenses, custodian and transfer agent, or shareholder servicing agent fees and expenses, stock issuance and redemption costs, certain printing costs, registration costs of the Trust and its shares under Federal and State securities laws, interest, taxes, and non-recurring expenses, including litigation.

     Under the Advisory Agreement, the Trust pays a fee payable monthly and computed on the net asset value of the Trust as of the close of business each business day at the annual rate of
0.20 of 1% of the Trust's average daily net assets; however, the total fees which the Trust pays are at the annual rate of 0.35 of 1% of such net asset value, since the Administrator, under the Administration Agreement, described below, also receives a fee from the Trust at the annual rate of 0.15 of 1% of such net asset value. The Administrator has undertaken to waive fees and reimburse expenses in order to enable the Trust to maintain a moderate expense ratio. In addition, these fees are subject to expense limitations described below. It is currently anticipated that most if not all of such fees will be waived to enable the Trust to maintain a competitive yield.

     The Adviser agrees that the above fee shall be reduced, but not below zero, by an amount equal to its pro-rata portion (hereafter described) of the amount, if any, by which the Trust's total expenses in any fiscal year, exclusive of taxes, interest, and brokerage fees, shall exceed the lesser of (i) 1.5% of the first $30 million of the Trust's average annual net assets, plus 1% of the Trust's average annual net assets in excess of $30 million, or (ii) 25% of the Trust's total annual investment income. The pro-rata portion, as between the Adviser and the Administrator, is based on the aggregate of the fee of the Adviser and the fee of the Administrator (exclusive of amounts paid or to be paid out for the applicable period pursuant to the Distribution Plan).

     The Advisory Agreement contains provisions as to the allocation of the portfolio transactions of the Trust; see the Additional Statement. Under these provisions, the Adviser is authorized to consider sales of the Trust's shares in making this allocation.

The Administration Agreement

     Under an Administration Agreement (the "Administration Agreement"), Aquila Management Corporation as Administrator, at its own expense, provides office space, personnel, facilities and equipment for the performance of its functions thereunder and as is necessary in connection with the maintenance of the headquarters of the Trust and pays all compensation of the Trust's Trustees, officers and employees who are affiliated persons of the Administrator.

     Under the Administration Agreement, subject to the control of the Trust's Board of Trustees, the Administrator provides all administrative services to the Trust other than those relating to its investment portfolio and the maintenance of its accounting books and records. Such administrative services include but are not limited to maintaining books and records (other than accounting books and records) of the Trust, and overseeing all relationships between the Trust and its transfer agent, custodian, legal counsel, auditors and principal underwriter, including the negotiation of agreements in relation thereto, the supervision and coordination of the performance of such agreements, and the overseeing of all administrative matters which are necessary or desirable for effective operation of the Trust and for the sale, servicing or redemption of the Trust's shares. See the Additional Statement for a further description of functions listed in the Administration Agreement as part of such duties.

     Under the Administration Agreement, the Trust pays a fee payable monthly and computed on the net asset value of the Trust at the end of each business day at the annual rate of 0.15 of 1% of such net asset value. The Administrator has agreed that the above fee shall be reduced, but not below zero, by an amount equal to its pro-rata portion (hereafter described) of the amount, if any, by which the Trust's total expenses in any fiscal year, exclusive of taxes, interest, and brokerage fees, shall exceed the lesser of (i) 1.5% of the first $30 million of the Trust's average annual net assets, plus 1% of the Trust's average annual net assets in excess of $30 million, or (ii) 25% of the Trust's total annual investment income. The pro-rata portion, as between the Adviser and the Administrator, is based on the aggregate of the fee of the Adviser and the fee of the Administrator (exclusive of amounts paid or to be paid out for the applicable period pursuant to the Distribution Plan).

     In addition to the foregoing expense limitation, the Administration Agreement contains provision under which the Administrator agrees to waive fees and reimburse expenses to the Trust as required so that the total expenses of the Trust in any fiscal year shall not exceed 0.60 of 1% of its average annual net assets. The payment of any fee under the Administration Agreement to the Administrator at the end of any month will be reduced or postponed as may be required by reason of the expense guarantee, subject to readjustment during the year. Any reimbursement of expense to the Trust with respect to a fiscal year will be made during or at the end of that fiscal year, and any reimbursements made during the fiscal year will be subject to readjustment during the year. The expense guarantee continues until June 30, 1995, and for three years thereafter; it continues from year to year thereafter, provided, however, that upon at least six months' written notice to the Trust, the Administrator may cancel its obligation under this expense guarantee. Upon the expiration of the expense guarantee, any amount then outstanding thereunder shall be paid, and thereupon neither party shall have any further liability to the other thereunder. The expense guarantee and any outstanding obligation thereunder shall survive the termination of the Administration Agreement. During the fiscal year ended June 30, 1996, the Administrator reimbursed the Trust $73,338 to comply with the expense limitation, $14,519 pursuant to the agreement regarding total expenses of the Trust and $3,635 voluntarily, totaling $91,492.

Information as to the Adviser,
the Administrator and the Distributor

     From August 1, 1988 until February 28, 1992, when the Advisory Agreement became effective, the Adviser performed portfolio management functions and the keeping of the accounting records of the Trust, including the computation of the net asset value and the dividends, on a basis not exceeding its cost. These services replaced those performed by HT Investors, Inc., under an Investment Advisory Agreement in effect until August 1, 1988. The Adviser continued to act as Sub-Adviser and Administrator of the Trust during that period under a sub-advisory agreement which terminated on February 28, 1992.

     The Administrator has agreed that it will provide funding to the Adviser as necessary to cover operating expenses and other financial commitments and will make available personnel, office space and equipment support to the Adviser at no charge. As a result of these arrangements, the Adviser currently incurs no costs for salaries, rent or equipment. It is anticipated that these arrangements will remain in place until the Trust achieves sufficient size so that it is no longer necessary for the Adviser to waive its fees or for the Trust's expenses to be reimbursed. If these arrangements are discontinued, the Prospectus will be supplemented. Certain officers of the Administrator are also officers of the Adviser. (See "Additional Information as to Management Arrangements" in the Additional Statement.)

     The Board of Trustees in approving the Advisory Agreement considered all of the foregoing matters as well as the performance of the Adviser as interim adviser. The Board determined that the Adviser has all the capabilities and resources needed to perform its functions for the Trust.

     During the fiscal year ended June 30, 1996, the Trust accrued $3,673 in favor of the Adviser under the Advisory Agreement and $2,775 in favor of the Administrator under the Administration Agreement. All such fees were waived. The expense limitation provisions in the Advisory and Administration Agreements in effect, would in any event have precluded any of such fees during the last fiscal year. For the fiscal year ended June 30, 1996, the Administrator reimbursed the Trust for expenses in the amounts described above.

     The Trust's Administrator is administrator to the Aquilasm Group of Funds which consists of money market funds, tax-free municipal bond funds and two equity funds. As of June 30, 1996, these funds had aggregate assets of approximately $2.7 billion, of which approximately $800 million consisted of assets of money market funds. The Administrator, which was founded in 1984, is controlled by Mr. Lacy B. Herrmann (directly, through a trust and through share ownership by his wife). See the Additional Statement for information on Mr. Herrmann.

     The Adviser has outstanding 7,000 shares of voting common stock. The only persons owning 10% or more of such shares are as follows: 1,745 shares are owned by Mrs. Elizabeth B. Herrmann (wife of the President of the Adviser), 1,005 shares by Mrs. Carol W. Mason (wife of Theodore T. Mason), 805 shares by William
C. Wallace, 805 shares by Marvin J. Price, and 1,565 shares by Rose F. Marotta. The Adviser also has outstanding a class of preferred stock and a class of non-voting common stock.

     The Distributor currently handles the distribution of the shares of fourteen funds (five money market funds, seven tax-free municipal bond funds and two equity funds) including the Trust. Under the Distribution Agreement, the Distributor is responsible for the payment of certain printing and distribution costs relating to prospectuses and reports as well as the costs of supplemental sales literature, advertising and other promotional activities. At the date of the Prospectus, there is a proposed transaction whereby all of the shares of the Distributor, which are currently owned by Mr. Herrmann, will be owned by certain officers and/or directors of the Distributor and/or the Administrator including Mr. Herrmann.

                  DIVIDEND AND TAX INFORMATION

     All of the Trust's net income for dividend purposes (see below) will be declared daily as dividends; see "When Shares Are Issued and Dividends Are Declared on Them" under "How to Invest in the Trust" for information as to when dividends are declared. Dividends are paid within a week before or after the end of each month and invested in additional shares at net asset value on the payable date, or, at your election, paid in cash by check. This election may be made in the Application or by subsequent written notice to the Agent. You may also elect to have dividends deposited without charge by electronic funds transfers into an account at a Financial Institution which is a member of the Automated Clearing House by completing a Ready Access Features form. If you redeem all of your shares you will be credited on the redemption payment date with the amount of all dividends declared for the month through the date of redemption, or through the day preceding the date of redemption in the case of shares on which income dividends were declared on the same day on which the shares were issued.

     You will receive monthly a summary of your account, including information as to dividends paid during the month and the shares credited to your account through reinvestment of dividends.

     Daily dividends will be calculated as follows: the net income for dividend purposes will be calculated immediately prior to the calculation of net asset value and will include accrued interest and original issue and market discount earned since the last valuation, less the estimated expenses of the Trust and amortized original issue and market premium for the period. However, the calculation of the dividend could change under certain circumstances under the procedures adopted by the Board of Trustees relating to "amortized cost" valuation; see the Additional Statement.

     Dividends so paid will be taxable to you as ordinary income, even though reinvested, unless the net income, computed as above, exceeds "earnings and profits," as determined for tax purposes; this could occur because net income as so determined will include certain unrealized appreciation and discount which is not included for tax purposes. If dividends exceed your ratable share of "earnings and profits," the excess will reduce the cost or other tax basis for your shares; any reduction which would otherwise result in a negative basis will cause the basis to be reduced to zero, with any remaining amount being taxed as capital gain. The dividends paid by the Trust will not be eligible for the 70% dividends received deduction for corporations. Statements as to the tax status of your dividends will be mailed annually.

     It is possible but unlikely that the Trust may have realized long-term capital gains or losses in a year. If it has any net long-term gains realized through October 31st of a year, it will pay a capital gains distribution after that date. It may also pay a supplemental distribution after the end of its fiscal year. Any capital gains distribution will be taxed at the same rate as ordinary income, except that for individuals, trusts and estates the maximum tax rate on capital gains distributions is 28% even if the applicable rate on ordinary income for such taxpayers is higher than 28%.

     If you have not filed with the Trust a correct Taxpayer Identification Number, certified when required, the Trust will be required to withhold on dividends paid or credited to you and on redemption proceeds, subject to certain exemptions, at a rate of 31%.

     The Trust, during its last fiscal year, qualified and intends to continue to qualify under subchapter M of the Internal
Revenue Code; if so qualified it will not be liable for Federal income taxes on amounts distributed by it.

                       EXCHANGE PRIVILEGE

     There is an exchange privilege as set forth below among this Trust and tax-free municipal bond funds and two equity funds (the "Bond or Equity Funds") and certain money-market funds (the "Money-Market Funds"), all of which are sponsored by Aquila Management Corporation and Aquila Distributors, Inc., and have the same Administrator and Distributor as the Trust. All exchanges are subject to certain conditions described below. As of the date of the Prospectus, the Aquila Bond or Equity Funds are Aquila Rocky Mountain Equity Fund, Aquila Cascadia Equity Fund, Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund For Utah and Narragansett Insured Tax-Free Income Fund; the Aquila Money-Market Funds are this Trust, Pacific Capital Cash Assets Trust (Original Shares), Pacific Capital Tax-Free Cash Assets Trust (Original Shares), Pacific Capital U.S. Treasuries Cash Assets Trust (Original Shares) and Churchill Cash Reserves Trust.

     Each of the Aquila Bond and Equity Funds offers three Classes of Shares: Class A Shares ("Front-Payment Shares") and Class C Shares ("Level-Payment Shares") which can be purchased by anyone and Class Y Shares ("Institutional Class Shares"), which are offered only to institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. The Exchange Privilege has different provisions for exchanges for each class.

Class A Shares Exchange Privilege

     Under the Class A Shares exchange privilege, once any applicable sales charge has been paid on Class A Shares of any Bond and Equity Fund, those shares (and any shares acquired as a result of reinvestment of dividends and/or distributions) may be exchanged any number of times between Money-Market Funds and Bond or Equity Funds without the payment of any additional sales charge.

     CDSC Class A Shares of an Bond or Equity Fund, which are issued in purchases of $1 Million or more and when certain special dealer arrangements are in effect, can be exchanged for CDSC Class A Shares of a Bond or Equity Fund or into a Money-Market Fund. The CDSC Class A Shares will not be subject to a contingent deferred sales charge at the time of exchange, but the contingent deferred sales charge will be payable upon a redemption which occurs before the expiration of the applicable holding period of the CDSC Class A Shares or any shares of a Money-Market Fund received on exchange for the CDSC Class A Shares. (The contingent deferred sales charge does not apply to any shares acquired as a result of reinvestment of dividends and/or distributions.) For purposes of computing the time period for the applicable contingent deferred sales charge, the length of time of ownership of CDSC Class A Shares will be determined by the time of original purchase and not by the time of the exchange. Any period of 30 days or more during which Money-Market shares received in exchange for CDSC Class A Shares are held is not counted in computing the period of ownership of CDSC Class A Shares.

Class C Shares Exchange Privilege

     Under the Class C Shares exchange privilege, Class C Shares (and any shares acquired as a result of reinvestment of dividends and/or distributions) may be exchanged any number of times for shares of Money-Market Funds and for Class C Shares of the Bond or Equity Funds. Class C Shares will not be subject to a contingent deferred sales charge at the time of exchange, but the contingent deferred sales charge will be payable upon a redemption which occurs before the expiration of the applicable holding period of the Class C Shares or any shares of a Money-Market Fund received in exchange for the Class C Shares. (The contingent deferred sales charge does not apply to any shares acquired as a result of reinvestment of dividends and/or distributions.) For purposes of computing the time period for the applicable contingent deferred sales charge or for the conversion of Class C Shares into Class A Shares, the length of time of ownership of Class C shares will be determined by the time of original purchase and not by the time of the exchange. Any period of 30 days or more during which Money-Market shares received in exchange for Class C Shares are held is not counted in computing the period of ownership of Class C Shares.

The Class Y Shares Exchange Privilege

     Class Y Shares of an Bond or Equity Fund may be exchanged only for Class Y Shares of another Bond or Equity Funds or for shares of a Money-Market Fund. Under the Class Y exchange privilege, once Class Y Shares of any Bond or Equity Fund have been purchased, those shares (and any shares acquired as a result of reinvestment of dividends and/or distributions) may be exchanged any number of times for shares of Money-Market Funds and Class Y Shares of the Bond or Equity Funds without the payment of any sales charge. Shares of a Money-Market Fund not acquired in exchange for Class Y Eligible Shares of a Bond or Equity Fund can be exchanged for Class Y Shares of a Bond or Equity Fund only by persons eligible to make an initial purchase of Class Y Shares.

Eligible Shares

     The "Class A Eligible Shares" of any Bond or Equity Fund are those Class A Shares which were (a) acquired by direct purchase with payment of any applicable sales charge, or which were received in exchange for shares of another Bond or Equity Fund on which any applicable sales charge was paid; (b) acquired by exchange for shares of a Money-Market Fund with payment of the applicable sales charge; (c) acquired in one or more exchanges between Money-Market Funds and the Bond and Equity Funds so long as shares of a Bond or Equity Fund were originally purchased as set forth in (a) or (b); (d) acquired on conversion of Class C Shares or (e) acquired as a result of reinvestment of dividends and/or distributions on otherwise Class A Eligible Shares.

     The "CDSC Class A Eligible Shares" of any Bond or Equity Fund are those CDSC Class A Shares which were (a) acquired by direct purchase in the amount of $1 million or more without a sales charge or in certain purchases when special dealer arrangements are in effect or which were received in exchange for CDSC Class A Shares of another Bond or Equity Fund acquired under the same conditions; (b) acquired by exchange for shares of a Money-Market Fund under the same conditions; (c) acquired in one or more exchanges between the Money-Market Funds and the Bond and Equity Funds so long as shares of a Bond or Equity Fund were originally purchased as set forth in (a) or (b); or (d) acquired as a result of reinvestment of dividends and/or distributions on otherwise CDSC Class A Eligible Shares.

     The "Class C Eligible Shares" of any Bond or Equity Fund are those shares which were (a) acquired by direct purchase or by exchange from a Money-Market Fund, or were received in exchange for Class C Shares of another Bond or Equity Fund ; or (b) acquired as a result of reinvestment of dividends and/or distributions on otherwise Class C Eligible Shares.

     The "Class Y Eligible Shares" of any Bond or Equity Fund are those shares which were (a) acquired by direct purchase, by exchange from a Money-Market Fund, or which were received in exchange for Class Y Shares of another Bond or Equity Fund; or
(b) acquired as a result of reinvestment of dividends and/or distributions on otherwise Class Y Eligible Shares. Shares of a Money-Market Fund not acquired in exchange for Class Y Eligible Shares of a Bond or Equity Fund can be exchanged for Class Y Shares of a Bond or Equity Fund only by persons eligible to make an initial purchase of Class Y Shares.

     If you own Class A, CDSC Class A or Class C Eligible Shares of any Bond or Equity Fund, you may exchange them for shares of any Money-Market Fund or the Class A, CDSC Class A or Class C Shares, respectively, of any other Bond or Equity Fund without payment of any sales charge or CDSC. The shares received will continue to be Class A, CDSC Class A or Class C Eligible shares.

     If you own Class Y Shares of any Bond or Equity Fund or shares of any Money-Market Fund received in exchange for Class Y Shares of a Bond or Equity Fund you may exchange them for shares of any Money-Market Fund or the Class Y Shares of any other Bond or Equity Fund without payment of any sales charge or CDSC. The shares received will continue to be Class Y Eligible shares.

     If you own shares of a Money-Market Fund which you have acquired by exchange for Class A Eligible Shares of any Bond or Equity Fund, you may exchange these shares, and any shares acquired as a result of reinvestment of dividends and/or distributions on these shares, for Class A Shares of any Bond or Equity Fund without payment of any sales charge.

     If you own shares of a Money-Market Fund which you have acquired by exchange for CDSC Class A Eligible Shares of any Bond or Equity Fund, you may exchange these shares, and any shares acquired as a result of reinvestment of dividends and/or distributions on these shares, for CDSC Class A shares of any Bond or Equity Fund but you will be required to pay the applicable contingent deferred sales charge if you redeem such shares before you have held CDSC Class A Shares for four years. You will also be required to pay the applicable contingent deferred sales charge if you redeem such shares of a Money-Market Fund before you have held CDSC Class A Shares for four years. The running of the four-year period is suspended during the period you hold shares of a Money-Market Fund received in exchange for CDSC Class A Shares.

     If you own shares of a Money-Market Fund which you have acquired by exchange for Class C Eligible Shares of any Bond or Equity Fund, you may exchange these shares, and any shares acquired as a result of reinvestment of dividends and/or distributions on these shares, for Class C Shares of any Bond or Equity Fund, but you will be required to pay the applicable contingent deferred sales charge if you redeem such Class C shares before you have held Class C Shares for 12 months. You will also be required to pay the applicable contingent deferred sales charge if you redeem such shares of a Money-Market Fund before you have held Class C Shares for 12 months. The running of the 12-month CDSC period and the six-year conversion period for Class C Shares is suspended during the period you hold shares of a Money-Market Fund received in exchange for Class C Shares.

     Shares of a Money-Market Fund may be exchanged for shares of another Money-Market Fund or for Class A Shares, CDSC Class A Shares or Class C Shares of an Bond or Equity Fund, and, for eligible purchasers, for Class Y Shares; however, if the shares of a Money-Market Fund were not acquired by exchange of Eligible Shares of a Bond or Equity Fund or of shares of a Money-Market Fund acquired in such an exchange, they may be exchanged for Class A Shares of a Bond or Equity Fund only upon payment of the applicable sales charge. Shares of a Money-Market Fund not acquired in exchange for Class Y Eligible Shares of a Bond or Equity Fund can be exchanged for Class Y Shares of a Bond or Equity Fund only by persons eligible to make an initial purchase of Class Y Shares.

     The Trust, as well as the other Money-Market Funds and Bond or Equity Funds, reserves the right to reject any exchange into its shares, if shares of the fund into which exchange is desired are not available for sale in your state of residence. The Trust may also modify or terminate this exchange privilege at any time. In the case of termination, the Prospectus will be appropriately supplemented. No such modification or termination shall take effect on less than 60 days' written notice to shareholders.

     All exercises of the exchange privilege are subject to the conditions that (i) the shares being acquired are available for sale in your state of residence; and (ii) the aggregate net asset value of the shares surrendered for exchange are at least equal to the minimum investment requirements of the investment company whose shares are being acquired.

     To effect an exchange, you must complete a form which is available from the Distributor, unless you have elected the Telephone Exchange feature on the Application. The exchange will be effected at the relative exchange prices of the shares being exchanged next determined after receipt by the Distributor of a properly completed form or Telephone Exchange request. The exchange prices will be the respective net asset values of the shares (unless a sales charge is to be deducted in connection with an exchange of shares as described above, in which case the exchange price of shares of the Bond or Equity Fund will be its public offering price).

     An exchange is treated for Federal tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged and the holding period (see the Additional Statement); no representation is made as to the deductibility of any such loss should such occur.

     Dividends paid by the Money-Market Funds are taxable, except to the extent that dividends paid by Pacific Capital Tax-Free Cash Assets Trust (a tax-free Money-Market Fund) are exempt from regular Federal income tax, and to the extent that dividends paid by Pacific Capital U.S. Treasuries Cash Assets Trust (which invests in U.S. Treasury obligations) are exempt from state income taxes. Dividends paid by Aquila Rocky Mountain Equity Fund and Aquila Cascadia Equity Fund are taxable. If your state of residence is not the same as that of the issuers of obligations in which a Bond or Equity Fund or a tax-free Money-Market Fund invests, the dividends from that fund may be subject to income tax of the state in which you reside. Accordingly, you should consult your tax adviser before acquiring shares of such a Bond or Equity Fund or a tax-free Money-Market Fund under the exchange privilege arrangement.

     If you are considering an exchange into one of the funds listed above, you should send for and carefully read its Prospectus.

                      GENERAL INFORMATION

Description of Shares

     The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share represents an equal proportionate interest in the Trust with each other share. Upon liquidation of the Trust, shareholders are entitled to share pro-rata in the net assets of the Trust available for distribution to shareholders. All shares are of the same class; however, if the Trust should become subject to reserve or similar requirements, one or two additional classes of shares may be issued (subject to rules and regulations of the Securities and Exchange Commission or by exemptive order). If more than one class of shares were to be outstanding, all shares of each class would be treated for all purposes other than as to dividends as if all shares were shares of one class and each share of each class would be identical to each share of each other class other than as to dividends.

Voting Rights

     Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of Trustees and on other matters submitted to the vote of shareholders. No amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of the Trust. The holders of shares have no pre-emptive or conversion rights. Shares are fully paid and non-assessable, except as set forth under the caption "General Information" in the Additional Statement. The Trust may be terminated (i) upon the sale of its assets to another issuer, if approved by the vote of the holders of a majority of the outstanding shares of the Trust; or (ii) upon liquidation and distribution of the assets of the Trust, if approved by the vote of the holders of a majority of the outstanding shares of the Trust. The Trust will continue indefinitely unless it is terminated (i) upon the sale of its assets to another issuer; or (ii) upon liquidation and distribution of the assets of the Trust; in either case, if approved by the vote of the holders of a majority of the outstanding shares of the Trust.

[LOGO]           Application for Capital Cash Management Trust
                Please complete steps 1 through 4 and mail to:
                      ADM, Attn: Aquilasm Group of Funds
                  581 Main Street, Woodbridge, NJ 07095-1198
                                1-800-952-6666

STEP 1 ACCOUNT REGISTRATION
___Individual Use line 1
___Joint Account Use lines 1&2
___For a Minor Use line 3
___For Trust, Corporation,
   Other Organization or
   any Fiduciary capacity
   Use line 4
* Joint Accounts will be Joint
  Tenants with rights of survivorship
  unless otherwise specified.
**Uniformed Gifts/Transfers to Minors
  Act.

Please type or print name exactly as account is to be registered

1._____________________________________________________________________
  First Name  Middle Initial  Last Name   Social Security Number

2._____________________________________________________________________
  First Name  Middle Initial  Last Name   Social Security Number

3._____________________________________________________________________
  Custodians First Name    Middle Initial    Last Name

Custodian for_________________________________________________________
              Minors First Name    Middle Initial   Last Name
Under the________________ UGTMA**_____________________________________
          Name of State              Minors Social Security Number

4._____________________________________________________________________


  _____________________________________________________________________
  (Name of Corporation or Organization. If a Trust, include the name(s) of Trustees in which account will be registered and the name and date of the Trust Instrument. Account for a Pension or Profit Sharing Plan or Trust may be registered in the name of the Plan or Trust itself.)

  ______________________________________________________________________
  Tax I.D. Number   Authorized Individual    Title

B. MAILING ADDRESS AND TELEPHONE NUMBER

  ______________________________________________________________________
  Street or PO Box                    City
  _________________________________     (____)__________________________
  State                    Zip           Daytime Phone Number

  Occupation:______________________  Employer:_______________________

  Employers Address:___________________________________________________
                     Street Address:      City  State   Zip
  Citizen or resident of: ___ U.S. Other___ ______ Check here ___ if you are a non-U.S. Citizen or resident and not subject to back-up withholding (See certification in Step 4, Section B, below.)

C. INVESTMENT DEALER OR BROKER:
   (Important - to be completed
   by Dealer or Broker)
   ________________________________  _________________________________
   Dealer Name                          Branch Number

   ________________________________ _________________________________
   Street Address                       Rep.Number/Name

   ________________________________ (_______)________________________
   City       State     Zip             Area Code    Telephone




STEP 2 PURCHASES OF SHARES
  A. INITIAL INVESTMENT
  1) ___ By Check
  2) ___ By Wire

  1) By Check: Make check payable to: CAPITAL CASH MANAGEMENT TRUST

  Amount of investment $ ________________ Minimum initial investment $1,000
  2) By Wire:                     OR

 $_________________________________    From_______________________________
                                           Name of Financial Institution
  _________________________________     ___________________________________
  Financial Institution Account No.     Branch, Street or Box#

  On_______________________________    ___________________________________
             (Date)                     City         State   Zip
        *NOTE: If investing by wiring of funds, instruct your Financial Institution to wire funds to:
Bank One, Columbus                Account of: (Account name and number,
ABA No. 044000037                 or name in which investment is to be
CR A/C 04-01787                   registered if new account)
For further credit to Capital Cash Management Trust A/C 6801373500
     (A FINANCIAL INSTITUTION IS A COMMERCIAL BANK, SAVINGS
                      BANK OR CREDIT UNION.)
B. DIVIDENDS
   ALL INCOME DIVIDENDS ARE AUTOMATICALLY REINVESTED IN ADDITIONAL SHARES AT NET ASSET VALUE UNLESS OTHERWISE INDICATED BELOW.
   Dividends are to be:___ Reinvested or ___Paid in cash*
   * FOR CASH DIVIDENDS, PLEASE CHOOSE ONE OF THE FOLLOWING OPTIONS:
   ___Deposit directly into my/our Financial Institution account.
   ATTACHED IS A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK showing the Financial Institution account where I/we would like you to deposit the dividend.
   ___ Mail check to my/our address listed in Step 1.

STEP 3 SPECIAL FEATURES
A. AUTOMATIC INVESTMENT PROGRAM
   (Check appropriate box)
   ___ Yes ___No
   This option provides you with a convenient way to have amounts automatically drawn on your Financial Institution account and invested in your account. To establish this program, please complete Step 4, Sections A & B of this Application.
   I/We wish to make regular monthly investments of $________ (minimum $50) on the ___ 1st day or ___ 16th day of the month (or on the first business day after that date).
  (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)

B. TELEPHONE INVESTMENT
   (Check appropriate box)
   ___ Yes ___No
   This option provides you with a convenient way to add to your account (minimum $50 and maximum $50,000) at any time you wish by simply calling ADMINISTRATIVE DATA MANAGEMENT CORP. (THE AGENT) toll-free at
   1-800-952-6666. To establish this program, please complete Step 4, Sections A & B of this Application.
  (YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK)

C. AUTOMATIC WITHDRAWAL PLAN
   (Minimum investment $5,000)
   Application must be received
   in good order at least 2 weeks
   prior to 1st actual liquidation
   date.
   (Check appropriate box)
   ___ Yes ___No
   Please establish an Automatic Withdrawal Plan for this account, subject to the terms of the Automatic Withdrawal Plan Provisions set forth below. To realize the amount stated below, the Agent is authorized to redeem sufficient shares from this account at the then current Net Asset Value, in accordance with the terms below:

   Dollar Amount of each withdrawal $____________ beginning_______________
                                      Minimum:$50            Month/Year
               Payments to be made: ___ Monthly or ___ Quarterly

      Checks should be made payable as indicated below. If check is payable to a Financial Institution for your account, indicate Financial Institution name, address and your account number.
   ______________________________________ ____________________________
   First Name Middle Initial  Last Name    Financial Institution Name

   ______________________________________ ____________________________
   Street                                  Financial Institution Street

   ______________________________________ _____________________________
   City        State              Zip     City    State      Zip

                                       _____________________________
                                       Financial Institution Account Number
D. TELEPHONE EXCHANGE
   (Check appropriate box)
   ___ Yes ___ No
This option allows you to effect
exchanges among accounts in your
name within the Aquilasm Group of
Funds by telephone.
TO MAKE A TELEPHONE EXCHANGE, CALL
THE AGENT AT 1-800-952-6666

   The Agent is authorized to accept and act upon my/our or any other persons telephone instructions to execute the exchange of shares with identical shareholder registration in the manner described in the Prospectus. Except for gross negligence in acting upon such telephone instructions to execute an exchange, and subject to the conditions set forth herein, I/we understand and agree to hold harmless the Agent, each of the Aquila Funds and their respective officers, directors,trustees, employees, agents and affiliates against any liability, damage, expense, claim or loss, including reasonable costs and attorneys fees, resulting from acceptance of, or acting or failure to act upon, this Authorization.

E. EXPEDITED REDEMPTION
  (Check appropriate box)
  ___Yes ___ No
  The proceeds will be deposited
  to your Financial Institution
  account listed.
  TO MAKE AN EXPEDITED REDEMPTION,
  CALL THE AGENT AT 1-800-952-6666

   Cash proceeds in any amount from the redemption of shares will be mailed or wired, whenever possible, upon request, if in an amount of $1,000 or more to my/our account at a Financial Institution. The Financial
Institution account must be in the same name(s) as this Trust account is registered.

(YOU MUST ATTACH A PRE-PRINTED DEPOSIT SLIP OR VOIDED CHECK).

________________________________  ___________________________________
Account Registration              Financial Institution Account Number
________________________________  ___________________________________
Financial Institution Name        Financial Institution Transit/Routing
Number
________________________________  ___________________________________
   Street                               City          State     Zip


F. CHECKING ACCOUNT SERVICE
   (Check appropriate box)
   ___ Yes ___ No
   Please open a redemption checking account at Bank One Trust Company, N.A., in my (our) name(s) as registered and send me (us) a supply of checks. I (we) understand that this checking account will be subject to the
   rules and regulations of Bank One Trust Company, N.A., pertaining thereto and as amended from time to time. For joint account: Check here whether either owner ___ is authorized, or all owners ___ are required to sign checks. IF NO BOX IS CHECKED, TWO SIGNATURES WILL BE REQUIRED ON JOINT ACCOUNTS.

STEP 4 Section A      DEPOSITORS AUTHORIZATION TO HONOR DEBITS

       IF YOU SELECTED AUTOMATIC INVESTMENT OR TELEPHONE INVESTMENT
                 YOU MUST ALSO COMPLETE STEP 4, SECTIONS A & B.

I/We authorize the Financial Institution listed below to charge to my/our account any drafts or debits drawn on my/our account initiated by the Agent, Administrative Data Management Corp., and to pay such sums in accordance therewith, provided my/our account has sufficient funds to cover such drafts or debits. I/We further agree that your treatment of such orders will be the same as if I/we personally signed or initiated the drafts or debits.

I/We understand that this authority will remain in effect until you receive my/our written instructions to cancel this service. I/We also agree that if any such drafts or debits are dishonored, for any reason, you shall have no liabilities.

Financial Institution Account Number______________________________________
Name and Address
where my/our account     Name of Financial Institution____________________
is maintained            Street Address___________________________________
                         City______________________State_____ Zip_________

Name(s) and
Signature(s)of           ________________________________
Depositor(s) as they           (Please Print)
appear where account     X_______________________________     __________
is registered                    (Signature)                  (Date)

                         ________________________________
                                (Please Print)
                         X_______________________________     __________
                                  (Signature)                 (Date)


                           INDEMNIFICATION AGREEMENT
To: Financial Institution Named Above

So that you may comply with your depositors request, Aquila Distributors, Inc. (the Distributor) agrees:

1 Electronic Funds Transfer debit and credit items transmitted pursuant to the above authorization shall be subject to the provisions of the Operating Rules of the National Automated Clearing House Association.

2 To indemnify and hold you harmless from any loss you may suffer in connection with the execution and issuance of any electronic debit in the normal course of business initiated by the Agent (except any loss due to your payment of any amount drawn against insufficient or uncollected funds), provided that you promptly notify us in writing of any claim against you with respect to the same, and further provided that you will not settle or pay or agree to settle or pay any such claim without the written permission of the Distributor.

3 To indemnify you for any loss including your reasonable costs and expenses in the event that you dishonor, with or without cause, any such electronic debit.

STEP 4 Section B     SHAREHOLDER AUTHORIZATION/SIGNATURE(S) REQUIRED

 . The undersigned warrants that he/she has full authority and is of legal age to purchase shares of the Trust and has received and read a current Prospectus of the Trust and agrees to its terms.

 . I/We authorize the Trust and its agents to act upon these instructions for the features that have been checked.

 . I/We acknowledge that in connection with an Automatic Investment or Telephone Investment, if my/our account at the Financial Institution has insufficient funds, the Trust and its agents may cancel the purchase transaction and are authorized to liquidate other shares or fractions thereof held in my/our Trust account to make up any deficiency resulting from any decline in the net asset value of shares so purchased and any dividends paid on those shares. I/We authorize the Trust and its agents to correct any transfer error by a debit or credit to my/our Financial Institution account and/or Trust account and to charge the account for any related charges.

 . The Trust, the Agent and the Distributor and their Trustees, directors, employees and agents will not be liable for acting upon instructions believed to be genuine, and will not be responsible for any losses resulting from unauthorized telephone transactions if the Agent follows reasonable procedures designed to verify the identity of the caller. The Agent will request some or all of the following information: account name and number; name(s) and social security number registered to the account and personal identification; the Agent may also record calls. Shareholders should verify the accuracy of confirmation statements immediately upon receipt. Under penalties of perjury, the undersigned whose Social Security (Tax I.D.) Number is shown above certifies (i) that Number is my correct taxpayer identification number and (ii) currently I am not under IRS notification that I am subject to backup withholding (line out (ii) if under
  notification). If no such Number is shown, the undersigned further certifies, under penalties of perjury, that either (a) no such Number has been issued, and a Number has been or will soon be applied for; if a Number is not provided to you within sixty days, the undersigned understands that all payments (including liquidations) are subject to 31% withholding under federal tax law, until a Number is provided and the undersigned may be subject to a $50 I.R.S. penalty; or (b) that the undersigned is not a citizen or resident of the U.S.; and either does not expect to be in the U.S. for more than 183 days during each calendar year and does not conduct
a
  business in the U.S. which would receive any gain from the Trust, or is exempt under an income tax treaty.

NOTE: ALL REGISTERED OWNERS OF THE ACCOUNT MUST SIGN BELOW. FOR A TRUST, ALL TRUSTEES MUST SIGN.*

________________________________          _______________________  __________
Individual (or Custodian)                 Joint Registrant, if any Date
_______________________________           ___________________      __________
Corporate Officer, Partner, Trustee, etc. Title                    Date

* For Trust, Corporations or Associations, this form must be accompanied by proof of authority to sign, such as a certified copy of the corporate resolution or a certificate of incumbency under the trust instrument.

SPECIAL INFORMATION
 . Certain features (Automatic Investment, Telephone Investment, Expedited
  Redemption and Direct Deposit of Dividends) are effective 15 days after this form is received in good order by the Trust's Agent.

 . You may cancel any feature at any time, effective 3 days after the Agent receives written notice from you.

 . Either the Trust or the Agent may cancel any feature, without prior notice, if in its judgment your use of any feature involves unusual effort or difficulty in the administration of your account.

 . The Trust reserves the right to alter, amend or terminate any or all features or to charge a service fee upon 30 days written notice to shareholders except if additional notice is specifically required by the terms of the Prospectus.

BANKING INFORMATION

  If your Financial Institution account changes, you must complete a Ready Access features form which may be obtained from Aquila Distributors at 1-800-228-7496 and send it to the Agent together with a "voided" check or pre-printed deposit slip from the new account. The new Financial Institution change is effective in 15 days after this form is received in good order by the Trust's Agent.

INVESTMENT ADVISER
 STCM Management Company Inc.
 380 Madison Avenue, Suite 2300
 New York, NY 10017

ADMINISTRATOR
 AQUILA MANAGEMENT CORPORATION
 380 Madison Avenue, Suite 2300
 New York, New York 10017

DISTRIBUTOR
 AQUILA DISTRIBUTORS, INC.
 380 Madison Avenue, Suite 2300
 New York, New York 10017

TRUSTEES
 Lacy B. Herrmann, Chairman
 Theodore T. Mason, Vice Chairman
 Paul Y. Clinton
 Robert L. Krakoff
 Anne J. Mills
 Cornelius T. Ryan

OFFICERS
 Lacy B. Herrmann, President
 Charles E. Childs, III, Senior Vice President
 Diana P. Herrmann, Vice President
 John M. Herndon, Vice President and Assistant Secretary
 Rose F. Marotta, Chief Financial Officer
 Richard F. West, Treasurer
 Edward M.W. Hines, Secretary
 Patricia A. Craven, Assistant Secretary

TRANSFER AND SHAREHOLDER SERVICING AGENT
 ADMINISTRATIVE DATA MANAGEMENT CORP.
 581 Main Street
 Woodbridge, New Jersey 07095-1198

CUSTODIAN
 BANK ONE TRUST COMPANY, N.A.
 100 East Broad Street
 Columbus, Ohio 43271

INDEPENDENT AUDITORS
 KPMG PEAT MARWICK LLP
 345 Park Avenue
 New York, New York 10154

COUNSEL
 HOLLYER BRADY SMITH TROXELL
  BARRETT ROCKETT HINES & MONE LLP
 551 Fifth Avenue
 New York, New York 10176

TABLE OF CONTENTS
Table of Expenses
Financial Highlights
Introduction
Investment Of The Trust's Assets
Investment Restrictions
Net Asset Value Per Share
How To Invest In The Trust
How To Redeem Your Investment
Automatic Withdrawal Plan
Management Arrangements
Dividend And Tax Information
Exchange Privilege
General Information
Application


CAPITAL CASH
MANAGEMENT TRUST
A cash
management
investment

[LOGO]

PROSPECTUS
[LOGO]
One of the
AQUILASM Group of Funds

                  Capital Cash Management Trust

                       380 Madison Avenue
                           Suite 2300
                       New York, NY 10017
                          212-697-6666

               Statement of Additional Information

                        October 31, 1996

     This Statement of Additional Information (the "Additional Statement") is not a Prospectus. The Additional Statement should be read in conjunction with the Prospectus (the "Prospectus") dated October 31, 1996, of Capital Cash Management Trust (the "Trust"), which may be obtained from the Trust's Shareholder Servicing Agent, Administrative Data Management Corp., by writing to 581 Main Street, Woodbridge, NJ 07095-1198, or by calling the following numbers:

             800-952-6666 toll free or 908-855-5731

or from Aquila Distributors, Inc., the Trust's Distributor, by writing to 380 Madison Avenue, Suite 2300, New York, New York
10017; or by calling:
                          212-697-6666

     The Annual Report of the Trust for the fiscal year ended
June 30, 1996, will be delivered with the Additional Statement.

                        Table of Contents

Investment of the Trust's Assets . . . . . . . . . . . . . . . .
Yield Information. . . . . . . . . . . . . . . . . . . . . . . .
Investment Restrictions. . . . . . . . . . . . . . . . . . . . .
Loans of Portfolio Securities. . . . . . . . . . . . . . . . . .
Distribution Plan. . . . . . . . . . . . . . . . . . . . . . . .
Limitation of Redemptions in Kind. . . . . . . . . . . . . . . .
Trustees and Officers. . . . . . . . . . . . . . . . . . . . . .
Additional Information as to Management Arrangements . . . . . .
Amortized Cost Valuation . . . . . . . . . . . . . . . . . . . .
Computation of Daily Dividends . . . . . . . . . . . . . . . . .
Automatic Withdrawal Plan. . . . . . . . . . . . . . . . . . . .
General Information. . . . . . . . . . . . . . . . . . . . . . .
Appendix A . . . . . . . . . . . . . . . . . . . . . . . . . . .

                INVESTMENT OF THE TRUST'S ASSETS

     The Prospectus contains information as to the purchase and redemption of the Trust's shares. The investment objective and policies of the Trust are also described in the Prospectus, which refers to the investments and investment methods described below.

 Information on Variable Amount Master Demand Notes

     The Trust may buy variable amount master demand notes. The nature and terms of these obligations are as follows. They permit the investment of fluctuating amounts by the Trust at varying rates of interest pursuant to direct arrangements between the Trust, as lender, and the borrower. They permit daily changes in the amounts borrowed. The Trust has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because these notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus repayable by the borrower) at principal amount, plus accrued interest, at any time. The Trust has no limitations on the amount of its assets invested in such notes. There is no limitation on the type of issuer from which these notes will be purchased; however, all such notes must be First Tier Securities and in connection with such purchases and on an ongoing basis, STCM Management Company, Inc. (the "Adviser") must determine that they present minimal credit risks. In addition, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. Master demand notes, as such, are not typically rated by credit rating agencies, and if not so rated the Trust may, under its minimum rating standards, invest in them only if at the time of an investment they are determined to be comparable in quality to rated issues in which the Trust can invest.

Information On Insured Bank Obligations

     The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of Federally insured banks and, effective August 9, 1989, savings institutions (collectively, herein, "banks") up to $100,000. On that date, the FDIC assumed the insurance functions of the Federal Savings and Loan Insurance Corporation, which was abolished. The Trust may purchase bank obligations which are fully insured as to principal by the FDIC. To remain fully insured as to principal, these investments must currently be limited to $100,000 per bank; if the principal amount and accrued interest together exceed $100,000 then the excess accrued interest will not be insured. Insured bank obligations may have limited marketability; unless the Board of Trustees determines that a readily available market exists for such obligations, the Trust will invest in them only within the 10% limit mentioned in the Prospectus unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

Information about Certain Other Obligations

     The Trust may purchase obligations other than those listed in categories 1 through 5 under "Investment of the Trust's Assets," in the Prospectus, but only if such other obligations are guaranteed as to principal and interest by either a bank in whose obligations the Trust may invest or a corporation in whose commercial paper the Trust may invest. If any such guarantee is unconditional and is itself a First Tier Security, the obligation may be purchased based on the guarantee; if any such guarantee is not unconditional, purchase of the obligation can only be made if the underlying obligation is a First Tier Security and meets all other applicable requirements of the Rule 2a-7 (the "Rule") of the Securities and Exchange Commission. See "Effect of the Rule on Portfolio Management" in the Prospectus. As of the date of this Additional Statement, the Trust does not own any such obligations and has no present intention of purchasing any. Such obligations can be any obligation of any kind so guaranteed, including, for example, obligations created by "securitizing" various kinds of assets such as credit card receivables or mortgages. If the Trust invests in these assets, they will be identified in the Trust's Prospectus and described in the Additional Statement.

Turnover

     In general, the Trust will purchase securities with the expectation of holding them to maturity. However, the Trust may to some degree engage in short-term trading to attempt to take advantage of short-term market variations. The Trust may also sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer. The Trust will have a high portfolio turnover due to the short maturities of the securities held, but this should not affect net asset value or income, as brokerage commissions are not usually paid on the securities in which the Trust invests. (In the usual calculation of portfolio turnover, securities of the type in which the Trust invests are excluded; consequently, the high turnover which the Trust will have is not comparable to the turnover of non-Money Market investment companies.)

When-Issued and Delayed Delivery Securities

     The Trust may purchase securities on a when-issued or delayed delivery basis. For example, delivery and payment may take place a month or more after the date of the transaction. The purchase price and the interest rate payable on the securities are fixed on the transaction date. At the time the Trust makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value of such securities each day in determining its net asset value. The Trust will make commitments for such when-issued transactions only when it has the intention of actually acquiring the securities. The Trust will maintain with the Custodian and mark to market every business day a separate account with portfolio securities in an amount at least equal to such commitments. On delivery dates for such transactions, the Trust will meet its obligations from maturities or sales of the securities held in the separate account and/or from cash flow. If the Trust chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation.

Diversification and Certain Industry Requirements

     The Trust has a rule, set forth in the Prospectus, under which it cannot buy the securities of issuers in any one industry if more than 25% of its total assets would then be invested in securities of issuers of that industry. In applying this rule to commercial paper issued by finance subsidiaries or affiliates of operating companies, if the business of the issuer consists primarily of financing the activities of the related operating company, the Trust considers the industry of the issuer to be that of the related operating company.

                        YIELD INFORMATION

     There are two methods by which the Trust's yield for a specified period of time is calculated.

     The first method, which results in an amount referred to as the "current yield," assumes an account containing exactly one share at the beginning of the period. (The net asset value of this share will be $1.00 except under extraordinary circumstances.) The net change in the value of the account during the period is then determined by subtracting this beginning value from the value of the account at the end of the period; however, excluded from the calculation are capital changes, i.e., realized gains and losses from the sale of securities and unrealized appreciation and depreciation.

     This net change in the account value is then divided by the value of the account at the beginning of the period (i.e., normally $1.00 as discussed above) and the resulting figure (referred to as the "base period return") is then annualized by multiplying it by 365 and dividing it by the number of days in the period; the result is the "current yield." Normally a seven day period will be used in determining yields (both the current and the effective yield discussed below) in published or mailed advertisements.

     The second method results in an amount referred to as the "compounded effective yield." This represents an annualization of the current yield with dividends reinvested daily. This compounded effective yield for a seven day period would be computed by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

     Since calculations of both kinds of yields do not take into consideration any realized or unrealized gains or losses on the Trust's portfolio securities which may have an effect on dividends, the dividends declared during a period may not be the same on an annualized basis as either kind of yield for that period.

     Yield information may be useful to investors in reviewing the Trust's performance. However, a number of factors should be taken into account before using yield information as a basis for comparison with alternative investments. An investment in the Trust is not insured and its yields are not guaranteed. They normally will fluctuate on a daily basis. The yields for any given past period are not an indication or representation by the Trust of future yields or rates of return on its shares and, therefore, they cannot be compared to yields on savings accounts or other investment alternatives which often provide a guaranteed fixed yield for a stated period of time, and may be insured by a government agency. In comparing the yields of one Money-Market fund to another, consideration should be given to each fund's investment policy, portfolio quality, portfolio maturity, type of instruments held and operating expenses.

                     INVESTMENT RESTRICTIONS

     The Trust has a number of policies concerning what it can and cannot do. Those policies, which are called "fundamental policies," may not be changed unless the holders of a majority, as defined in the Investment Company Act of 1940 (the "1940 Act") of the Trust's outstanding shares vote to change them. Under the 1940 Act, the vote of the holders of a majority of the outstanding shares of the Trust means the vote of the holders of the lesser of (a) 67% or more of the Trust's shares present at a meeting or represented by proxy if the holders of more than 50% of its shares are so present or represented, or (b) more than 50% of its outstanding shares. Those fundamental policies not set forth in the Prospectus are set forth below.

1. The Trust invests only in certain limited securities.

     Since the Trust cannot buy any securities other than those listed under "Investment of the Trust's Assets" in the Prospectus, the Trust cannot buy any voting securities, any commodities or commodity contracts, any mineral related programs or leases, any shares of other investment companies or any warrants, puts, calls or combinations thereof.

     The Trust cannot purchase or hold the securities of any issuer if, to its knowledge, Trustees, directors or officers of the Trust or its Adviser individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities.

     The Trust cannot buy or sell real estate; however it may purchase marketable securities issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

2. Almost all of the Trust's assets must be in established companies.

     Only 5% of the Trust's total assets may be in issuers less than three years old, that is, which have not been in continuous operation for at least three years. This includes the operations of predecessor companies.

3. The Trust does not buy for control.

     The Trust cannot invest for the purpose of exercising control or management of other companies.

4. The Trust does not sell securities it doesn't own or borrow from brokers to buy securities.

     Thus, it cannot sell short or buy on margin.

5. The Trust is not an underwriter.

     The Trust cannot invest in securities for which there are legal or contractual restrictions on resale or underwrite securities of other issuers except insofar as it may technically be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

                  LOANS OF PORTFOLIO SECURITIES

     The Trust may, to increase its income, lend its securities on a short- or long-term basis to broker-dealers, banks or certain other financial institutions (see below) if (i) the loan is collateralized in accordance with applicable regulatory requirements (the "Guidelines") and if (ii) after any loan, the value of the securities loaned does not exceed 10% of the value of its total assets. As of the date of this Additional Statement, the Trust does not foresee lending securities if after any loan the value of loaned securities exceeds 5% of the value of its total assets. The financial institutions other than broker-dealers or banks to which the Trust can lend its securities are limited to "accredited investors," as that term is defined in Section 2(15) of the Securities Act of 1933. (In general, such institutions are insurance companies, investment companies and certain employee benefit plans.) Under the present Guidelines (which are subject to change) the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, bank letters of credit or U.S. Government securities. To be acceptable as collateral, a letter of credit must obligate a bank to pay amounts demanded by the Trust if the demand meets the terms of the letter. Such terms and the issuing banks would have to be satisfactory to the Trust. Any loan might be secured by any one or more of the three types of collateral. In addition, any such investment must meet the applicable requirements of the Rule. See "Effect of the Rule on Portfolio Management" in the Prospectus.

     The Trust receives amounts equal to the interest or other distributions on loaned securities and also receives one or more of the negotiated loan fees, interest on securities used as collateral or interest on the securities purchased with such collateral, either of which types of interest may be shared with the borrower. The Trust may also pay reasonable finder's, custodian and administrative fees but only to persons not affiliated with the Trust. The terms of the Trust's loans will meet certain tests under the Internal Revenue Code and permit the Trust to terminate the loan and thus reacquire loaned securities on five days' notice.

                        DISTRIBUTION PLAN

     The Trust has a Distribution Plan under Rule 12b-1 (the "Rule") under the 1940 Act. The Rule provides in substance that an investment company may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under the Rule.

     As used in the Plan, "Qualified Recipients" means (i) any principal underwriter or underwriters of the Trust other than a principal underwriter which is an affiliated person, or an affiliated person of an affiliated person, of Aquila Management Corporation (the "Administrator") and (ii) broker-dealers, membership organizations, associations of common interest or others selected by the Trust's administrator or sub-adviser with which it has entered into written agreements ("Related Agreements") contemplated by the Rule and which have rendered assistance (whether direct, administrative or both) in the distribution and/or retention of Trust shares, in the servicing of shareholder accounts or in consulting or otherwise cooperating as to its members or others in its area of interest. "Qualified Holdings" means, as to any Qualified Recipient, all Trust shares beneficially owned by such Qualified Recipient or by one or more of its customers (brokerage or other), other contacts, investment advisory clients, other clients, or its members, associates or other persons within its area of interest, if the Qualified Recipient was, in the sole judgment of the administrator or sub-adviser, instrumental in the purchase and/or retention of such Trust shares and/or in providing administrative, consulting or other assistance in relation thereto.

     The Plan permits the Administrator to make payments ("Permitted Payments") to Qualified Recipients. These Permitted Payments are made by the Administrator and are not reimbursed by the Trust to the Administrator. Permitted Payments may not exceed, for any fiscal year of the Trust (pro-rated for any fiscal year which is not a full fiscal year), 0.10 of 1% of the average annual net assets of the Trust. The Administrator shall have sole authority (i) as to the selection of any Qualified Recipient or Recipients; (ii) not to select any Qualified Recipient; and (iii) to determine the amount of Permitted Payments, if any, to each Qualified Recipient, provided that the total Permitted Payments to all Qualified Recipients do not exceed the amount set forth above. The Administrator is authorized, but not directed, to take into account, in addition to any other factors deemed relevant by it, the following: (a) the amount of the Qualified Holdings of the Qualified Recipient;
(b) the extent to which the Qualified Recipient has, at its expense, taken steps in the shareholder servicing area; (c) the consulting or other assistance provided by the Qualified Recipient; and (d) the possibility that the Qualified Holdings of the Qualified Recipient would be redeemed in the absence of its selection or continuance as a Qualified Recipient. Notwithstanding the foregoing two sentences, a majority of the Independent Trustees may remove any person as a Qualified Recipient.

     The Plan recognizes that, in view of the Permitted Payments and bearing by the Administrator of certain distribution expenses, the profits, if any, of the Administrator are dependent primarily on the administration fees paid by the Trust to the Administrator and that its profits, if any, would be less, or losses, if any, would be increased due to such Permitted Payments and the bearing by it of such expenses. If and to the extent that any such administration fees paid by the Trust might, in view of the foregoing, be considered as indirectly financing any activity which is primarily intended to result in the sale of shares issued by the Trust, the payment of such fees is authorized by the Plan.

     The Plan also states that if and to the extent that any of the payments listed below are considered by anyone to be "primarily intended to result in the sale of" shares issued by the Trust within the meaning of the Rule, such payments are authorized under the Plan: (i) the costs of the preparation of all reports and notices to shareholders and the costs of printing and mailing such reports and notices to existing shareholders, irrespective of whether such reports or notices contain or are accompanied by material intended to result in the sale of shares of the Trust or other funds or other investments; (ii) the costs of the preparation and setting in type of all prospectuses and statements of additional information and the costs of printing and mailing all prospectuses and statements of additional information to existing shareholders; (iii) the costs of preparation, printing and mailing of any proxy statements and proxies, irrespective of whether any such proxy statement includes any item relating to, or directed toward, the sale of the Trust's shares; (iv) all legal and accounting fees relating to the preparation of any such reports, prospectuses, statements of additional information, proxies and proxy statements; (v) all fees and expenses relating to the qualification of the Trust and/or its shares under the securities or "Blue-Sky" law of any jurisdiction; (vi) all fees under the Securities Act of 1933 and the 1940 Act, including fees in connection with any application for exemption relating to or directed toward the sale of the Trust's shares; (vii) all fees and assessments of the Investment Company Institute or any successor organization, irrespective of whether some of its activities are designed to provide sales assistance; (viii) all costs of the preparation and mailing of confirmations of shares sold or redeemed or share certificates, and reports of share balances; and (ix) all costs of responding to telephone or mail inquiries of investors or prospective investors. The Plan states that whenever the Administrator bears the costs, not borne by the Trust's Distributor, of printing and distributing all copies of the Trust's prospectuses, statements of additional information and reports to shareholders which are not sent to the Trust's shareholders, or the costs of supplemental sales literature and advertising, such payments are authorized.

     The Independent Trustees are those Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan. The Plan states that while it is in effect, the selection and nomination of those Trustees of the Trust who are not "interested persons" of the Trust shall be committed to the discretion of such disinterested Trustees but that nothing in the Plan shall prevent the involvement of others in such selection and nomination if the final decision on any such selection and nomination is approved by a majority of such disinterested Trustees.

     The Plan states that while it is in effect, the Trust's Administrator shall at least quarterly report to the Trust's Trustees in writing for their review on the following matters:
(i) all Permitted Payments made to Qualified Recipients, the identity of the Qualified Recipient of each Payment and the purpose for which the amounts were expended; (ii) all costs of each item specified in the second preceding paragraph (making estimates of such costs where necessary or desirable) during the preceding calendar or fiscal quarter; and (iii) all fees of the Trust to the Administrator paid or accrued during such quarter.

     The Plan went into effect upon approval by the shareholders of the Trust on February 28, 1992, and unless terminated as hereinafter provided, and continues from November 30 of each year and year to year thereafter, but only so long as such continuance is specifically approved at least annually by the vote of the Trust's Board of Trustees and its Independent Trustees cast in person at a meeting called for the purpose of voting on such continuance. In voting on the implementation or continuance of the Plan, those Trustees who vote to approve such implementation or continuance must conclude that there is a reasonable likelihood that the Plan will benefit the Trust and its shareholders. The Plan may be terminated at any time by a vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the Trust. The Plan may not be amended to increase materially the amount of payments to be made without shareholder approval, and all amendments must be approved by a vote of the Trustees of the Trust and of the Independent Trustees, with votes cast in person at a meeting called for the purpose of voting on the Plan.

     The Plan states that in the case of a Qualified Recipient which is a principal underwriter of the Trust, the Related Agreement shall be the agreement contemplated by Section 15(b) of the 1940 Act since each such agreement must be approved in accordance with, and contain the provisions required by, the Rule. The Plan also states that in the case of Qualified Recipients which are not principal underwriters of the Trust, the Related Agreements with them shall be approved in accordance with, and contain the provisions required by, the Rule.

     Under the Rule, all Related Agreements must be in writing and must contain specified adoption and continuance requirements, including a requirement that they terminate automatically on their "assignment," as that term is defined in the 1940 Act. The other adoption and continuance requirements as to Related Agreements are the same as those described above as to the Plan itself except that: (i) no shareholder action is required for the approval of Related Agreements, and (ii) termination by Trustee or shareholder action as there described may be on not more than 60 days' written notice.

     The formula under which the payments described above may be made under the Plan by the Administrator was arrived at by considering a number of factors. One such factor is that such payments are designed to provide incentives for Qualified Recipients (i) in the case of Qualified Recipients which are principal underwriters, to act as such and (ii) in the case of all Qualified Recipients, to devote time, persons and effort to activities which, although not sales activities themselves, may be useful to the Distributor in its responsibilities as to the sale of the shares of the Trust. Another factor is that such payments by the Administrator to Qualified Recipients provide the only incentive for Qualified Recipients to do so since there is no sales charge on the sale of the Trust's shares.

                LIMITATION OF REDEMPTIONS IN KIND

     The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1 percent of the net asset value of the Trust during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Trust will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Net Asset Value Per Share" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

                      TRUSTEES AND OFFICERS

     The Trustees and officers of the Trust, their affiliations, if any, with the Adviser and the Distributor, and their principal occupations during at least the past five years are set forth below. Messrs. Herrmann and Mason are "interested persons" of the Trust as that term is defined in the 1940 Act as officers of the Trust; in addition Mr. Herrmann is an officer, director and shareholder of the Adviser and of the Distributor. They are so designated by an asterisk. (See "General Information" for information about shareholdings of Trustees and Officers).

Lacy B. Herrmann*, President and Chairman of the Board of
Trustees, 380 Madison Avenue, New York, New York 10017

Founder, President and Chairman of the Board of Aquila Management Corporation since 1984, the sponsoring organization and Administrator and/or Adviser or Sub-Adviser to the following open-end investment companies, and Founder, Chairman of the Board of Trustees, and President of each: Pacific Capital Cash Assets Trust since 1984; Churchill Cash Reserves Trust since 1985; Pacific Capital U.S. Treasuries Cash Assets Trust since 1988; Pacific Capital Tax-Free Cash Assets Trust since 1988; each of which is a Money-Market Fund, and together with this Trust are called the Aquila Money-Market Funds; and Hawaiian Tax-Free Trust since 1984; Tax-Free Trust of Arizona since 1986; Tax-Free Trust of Oregon since 1986; Tax-Free Fund of Colorado since 1987 ; Churchill Tax-Free Fund of Kentucky since 1987; Tax-Free Fund For Utah since 1992; and Narragansett Insured Tax-Free Income Fund since 1992; each of which is a tax-free municipal bond fund, and two equity funds, Aquila Rocky Mountain Equity Fund since 1993 and Aquila Cascadia Equity Fund, since 1996, which, are called the Aquila Bond and Equity Funds; Vice President, Director, Secretary and formerly Treasurer of Aquila Distributors, Inc. since 1981, distributor of the above funds; Chairman of the Board of Trustees and President of Prime Cash Fund (which is inactive), since 1982 and of Short Term Asset Reserves 1984-1996; President and a Director of STCM Management Company, Inc., sponsor and sub-adviser to CCMT; Chairman, President, and a Director since 1984, of InCap Management Corporation, formerly sub-adviser and administrator of Prime Cash Fund and Short Term Asset Reserves, and Founder and Chairman of several other Money-Market Funds; Director or Trustee of OCC Cash Reserves, Inc., Oppenheimer Quest Global Value Fund, Inc., Oppenheimer Quest Value Fund, Inc., and Trustee of Quest For Value Accumulation Trust, The Saratoga Advantage Trust, and of the Rochester Group of Funds, each of which is an open-end investment company; Trustee of Brown University , 1990-1996 and currently Trustee Emeritus; actively involved for many years in leadership roles with university, school and charitable organizations.

Theodore T. Mason, Vice Chairman of the Board of Trustees, 26
Circle Drive, Hastings-on-Hudson, New York 10706

Managing Director of EastWind Power Partners, Ltd. since 1994; Director of Cogeneration Development of Willamette Industries, Inc., a forest products company, 1991-1993; Vice President of Corporate Development of Penntech Papers, Inc., 1978-1991; Vice President of Capital Projects for the same company, 1977-1978;Director of STCM Management Company, Inc.; Vice Chairman of the Board of Trustees and Trustee of Prime Cash Fund (which is inactive) since 1982; Trustee of Short Term Asset Reserves, 1984-1986 and 1989-1996, of Hawaiian Tax-Free Trust and Pacific Capital Cash Assets Trust since 1984, of Churchill Cash Reserves Trust since 1985, of Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Treasuries Cash Assets Trust since 1988 and of Churchill Tax-Free Fund of Kentucky since 1992; Vice President and Trustee of Oxford Cash Management Fund, 1983-1989; Vice President of Trinity Liquid Assets Trust, 1983-1985; President and Director of Ted Mason Venture Associates, Inc., a venture capital consulting firm, 1972-1980; Advisor to the Commander, U.S. Maritime Defense Zone Atlantic, 1984-1988; National Vice President, Surface/Subsurface, Naval Reserve Association, 1985-1987; National Vice President, Budget and Finance, for the same Association, 1983-1985; Commanding Officer of four Naval Reserve Units, 1974-1985; Captain, USNR, 1978-1988.

Paul Y. Clinton, Trustee, 946 Morris Avenue, Bryn Mawr,
Pennsylvania 19010

Principal of Clinton Management Associates, a financial and venture capital consulting firm; formerly Director of External Affairs of Kravco Corporation, a national real estate owner and developer, 1984-1995; formerly President of Essex Management Corporation, a management and financial consulting company, 1979-1983; Trustee of Narragansett Insured Tax-Free Income Fund since 1996 and of Prime Cash Fund (which is inactive), since 1993; Trustee of Short Term Asset Reserves 1984-1996; general partner of Capital Growth Fund, a venture capital partnership, 1979-1982; President of Geneve Corp., a venture capital fund, 1970-1978; formerly Chairman of Woodland Capital Corp., a small business investment company; formerly Vice President, W.R. Grace & Co;Director or Trustee of OCC Cash Reserves, Inc., Oppenheimer Quest Global Value Fund, Inc., Oppenheimer Quest Value Fund, Inc., and Trustee of Quest For Value Accumulation Trust, and of the Rochester Group of Funds, each of which is an open-end investment company.

Robert L. Krakoff, Trustee, 257 Commonwealth Avenue, Boston,
Massachusetts 02116

Chairman and Chief Executive Officer of Advanstar Holdings, Inc., since 1996. Chairman and Chief Executive Officer of Cahners Publishing Company 1991-1996; President of Cahners Publishing Company 1989-1991; Executive Vice President of that company, 1985-1989; President of Cahners Exposition Group, a division of that company, 1979-1985; Vice President of that company, 1973-1985; Trustee of Narragansett Insured Tax-Free Income Fund since 1992; Director of Centennial Capital Special Fund, Inc. until 1979; Trustee of Trinity Liquid Assets Trust, 1982-1991; Director of Reed Elsevier International PLC (an international publishing firm) since 1990-1996; Director of Freedom Communications, Inc. since 1996.

Anne J. Mills, Trustee, 167 Glengarry Place, Castle Pines
Village, Castle Rock, Colorado 80104

Vice President for Business Affairs of Ottawa University since 1992; Director of Customer Fulfillment, U.S. Marketing and Services Group, IBM Corporation, 1990-1991; Director of Business Requirements of that Group, 1988-1990; Director of Phase Management of that Group, 1985-1988; Budget Review Officer of the American Baptist Churches/USA since 1994; Director of the American Baptist Foundation since 1985; Trustee of Brown University; Trustee of Churchill Cash Reserves Trust since 1985, of Tax-Free Trust of Arizona since 1986, of Churchill Tax-Free Fund of Kentucky and Tax-Free Fund of Colorado since 1987 and of Tax-Free Fund For Utah since 1994.

Cornelius T. Ryan, Trustee, c/o Oxford Partners, 315 Post Road
West, Westport, Connecticut , 06880

General Partner of Oxford Partners, a group of investment venture capital partnerships; General Partner of Oxford Bioscience Partners, and President of Oxford Venture Corporation, an affiliated administrative company, since 1980; Trustee of Prime Cash Fund (which is inactive) since 1983 and of Aquila Rocky Mountain Equity Fund since 1996; President of AMR International, Inc., a management training and publishing company, 1978-1980; Director of Schuster Fund, Inc., 1972-1980;President of GTE New Ventures Corporation, 1974-1978; Vice President, Corporation Development, of GTE Corporation, 1974-1978; President and a founder of Randolph Computer Corporation, 1965-1974; Director of Neuberger & Berman Equity Funds, since 1988.

Diana P. Herrmann, Senior Vice President, 380 Madison Avenue, New
York, New York 10017

Senior Vice President and Secretary and formerly Vice President of the Administrator since 1986 and Director since 1984; Trustee of Tax-Free Trust of Arizona and Tax-Free Trust of Oregon since 1994 and of Churchill Tax-Free Fund of Kentucky and Churchill Cash Reserves Trust since 1995; Vice President of InCap Management Corporation since 1986 and Director since 1983; Senior Vice President or Vice President and formerly Assistant Vice President of the Money Funds since 1986; Vice-President of Prime Cash Fund (which is inactive), since 1986, of Cascades Cash Fund 1989-1994, and of Short Term Asset Management Fund, 1986-1988; Assistant Vice President of Oxford Cash Management Fund, 1986-1988; Assistant Vice President and formerly Loan Officer of European American Bank, 1981-1986; daughter of the Trust's President; Trustee of the Leopold Schepp Foundation (academic scholarships) since 1995; actively involved in mutual fund and trade associations and in college and other volunteer organizations.

Charles E. Childs, III, Vice President, 380 Madison Avenue, New
York, New York 10017

Vice President - Administration and formerly Assistant Vice President and Associate of the Administrator since 1987; Vice President or Assistant Vice President of the Money Funds since 1988; Northeastern University, 1986-1987 (M.B.A., 1987);
Financial Analyst, Unisys Corporation, 1986; Associate Analyst at National Economic Research Associates, Inc. (NERA), a micro-economic consulting firm, 1979-1985.

John M. Herndon, Vice President, 380 Madison Avenue, New York,
New York 10017

Assistant Secretary of the +++Aquila Money-Market Funds and the Aquila Bond and Equity Funds since 1995 and Vice President of the Aquila Money-Market Funds since 1990; Vice President of the Administrator since 1990; Investment Services Consultant and Bank Services Executive of Wright Investors' Service, a registered investment adviser, 1983-1989; Member of the American Finance Association, the Western Finance Association and the Society of Quantitative Analysts.

William C. Wallace, Vice President, 380 Madison Avenue, New York,
New York 10017

Vice President of Pacific Capital Cash Assets Trust since 1984; Senior Vice President of Hawaiian Tax-Free Trust since 1985 and Vice President, 1984-1985; Senior Vice President of Tax-Free Trust of Arizona since 1989 and Vice President, 1986-1988; Vice President of Tax-Free Trust of Oregon since 1986, of Churchill Tax-Free Fund of Kentucky and Tax-Free Fund of Colorado since 1987, of Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Treasuries Cash Assets Trust since 1988 and of Narragansett Insured Tax-Free Income Fund since 1992; Secretary and Director of STCM Management Company, Inc. since 1974; President of the Distributor since 1995 and formerly Vice President of the Distributor, 1986-1992; Member of the Panel of Arbitrators, American Arbitration Association, since 1978; Assistant Vice President, American Stock Exchange, Market Development Division, and Director of Marketing, American Gold Coin Exchange, a subsidiary of the American Stock Exchange, 1976-1984.

Rose F. Marotta, Chief Financial Officer, 380 Madison Avenue, New
York, New York 10017

Chief Financial Officer of the Aquila Money-Market Funds and the Aquila Bond and Equity Funds since 1991 and Treasurer, 1981-1991; Treasurer and Director of STCM Management Company, Inc., since 1974; Treasurer of Trinity Liquid Assets Trust, 1982-1986 and of Oxford Cash Management Fund, 1982-1988; Treasurer of InCap Management Corporation since 1982, of the Sub-Adviser since 1984 and of the Distributor since 1985.

Richard F. West, Treasurer, 380 Madison Avenue, New York, New
York 10017

Treasurer of the Aquila Money-Market Funds and the Aquila Bond and Equity Funds and of Aquila Distributors, Inc. since 1992; Associate Director of Furman Selz Incorporated, 1991-1992; Vice President of Scudder, Stevens & Clark, Inc. and Treasurer of Scudder Institutional Funds, 1989-1991; Vice President of Lazard Freres Institutional Funds Group, Treasurer of Lazard Freres Group of Investment Companies and HT Insight Funds, Inc., 1986-1988; Vice President of Lehman Management Co., Inc. and Assistant Treasurer of Lehman Money-Market Funds, 1981-1985; Controller of Seligman Group of Investment Companies, 1960-1980.

Edward M. W. Hines, Secretary, 551 Fifth Avenue, New York, New
York 10176

Partner of Hollyer Brady Smith Troxell Barrett Rockett Hines & Mone LLP, attorneys, since 1989 and counsel, 1987-1989; Secretary of the Aquila Money-Market Funds and the Aquila Bond and Equity Funds since 1982; Secretary of Trinity Liquid Assets Trust, 1982-1985 and Trustee of that Trust, 1985-1986; Secretary of Oxford Cash Management Fund, 1982-1988.

Patricia A. Craven, Assistant Secretary & Compliance Officer, 380
Madison Avenue, New York, New York 10017

Assistant Secretary of the Aquila Money-Market Funds and the
Aquila Bond and Equity Funds since 1995; Counsel to the
Administrator and the Distributor since 1995; formerly a Legal
Associate for Oppenheimer Management Corporation, 1993-1995.

Compensation of Trustees

      The Trust does not pay fees to Trustees affiliated with the Administrator or to any of the Trust's officers. During the fiscal year ended June 30, 1996, the Trust paid $25,452 in fees and reimbursement of expenses to its other Trustees. The Trust is one of the 14 funds in the Aquilasm Group of Funds, which consist of tax-free municipal bond funds, money-market funds and two equity funds. The following table lists the compensation of all Trustees who received compensation from the Trust and the compensation they received during the Trust's fiscal year from other funds in the Aquilasm Group of Funds. None of such Trustees has any pension or retirement benefits from the Trust or any of the other funds in the Aquila group.


                                   Compensation        Number of
                                   from all            boards on
               Compensation        funds in the        which the
               from the            Aquilasm            Trustee
Name           Trust               Group               now serves

Paul Y.
Clinton        $2,840              $7,996              3

Robert L.
Krakoff        $1,450              $2,100              2

Theodore T.
Mason          $938                $42,341             7

Anne J.
Mills          $2,075              $30,364             6

Cornelius T.
Ryan           $1,375              $5,650              2




      ADDITIONAL INFORMATION AS TO MANAGEMENT ARRANGEMENTS

Additional Information as to the Advisory Agreement

     The Investment Advisory Agreement (the "Advisory Agreement") between the Trust and STCM Management Company, Inc. (the
"Adviser") contains the provisions described below, in addition to those described in the Prospectus.

     In connection with its duties to arrange for the purchase and sale of the Trust's portfolio securities, the Adviser shall select such broker-dealers ("dealers") as shall, in the Adviser's judgment, implement the policy of the Trust to achieve "best execution," i.e., prompt, efficient, and reliable execution of orders at the most favorable net price. The Adviser shall cause the Trust to deal directly with the selling or purchasing principal or market maker without incurring brokerage commissions unless the Adviser determines that better price or execution may be obtained by paying such commissions; the Trust expects that most transactions will be principal transactions at net prices and that the Trust will incur little or no brokerage costs. The Trust understands that purchases from underwriters include a commission or concession paid by the issuer to the underwriter and that principal transactions placed through dealers include a spread between the bid and asked prices. In allocating transactions to dealers, the Adviser is authorized to consider, in determining whether a particular dealer will provide best execution, the dealer's reliability, integrity, financial condition and risk in positioning the securities involved, as well as the difficulty of the transaction in question, and thus need not pay the lowest spread or commission available if the Adviser determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the dealer, viewed either in terms of the particular transaction or the Adviser's overall responsibilities as to the accounts as to which it exercises investment discretion. If, on the foregoing basis, the transaction in question could be allocated to two or more dealers, the Adviser is authorized, in making such allocation, to consider (i) whether a dealer has provided research services, as further discussed below; and (ii) whether a dealer has sold shares of the Trust or any other investment company or companies having the Adviser as its investment adviser or having the same sub-adviser, administrator or principal underwriter as the Trust. Such research may be in written form or through direct contact with individuals and may include quotations on portfolio securities and information on particular issuers and industries, as well as on market, economic, or institutional activities. The Trust recognizes that no dollar value can be placed on such research services or on execution services, that such research services may or may not be useful to the Trust and/or other accounts of the Adviser, and that research received by such other accounts may or may not be useful to the Trust.

     The expense limitation referred to in the Prospectus, if in effect, is implemented monthly so that at no time is there any unpaid liability under the limitation, subject to readjustment during the year.

     The Advisory Agreement may be terminated by the Adviser at any time without penalty upon giving the Trust sixty days' written notice, and may be terminated by the Trust at any time without penalty upon giving the Adviser sixty days' written notice, provided that such termination by the Trust shall be directed or approved by the vote of a majority of all its Trustees in office at the time or by the vote of the holders of a majority (as defined in the 1940 Act) of its voting securities at the time outstanding and entitled to vote; it automatically terminates in the event of its assignment (as so defined).

     The Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Adviser is not liable for any loss sustained by the adoption of any investment policy or the purchase, sale or retention of any security and permits the Adviser to act as investment adviser for any other person, firm or corporation. The Trust agrees to indemnify the Adviser to the full extent permitted under the Trust's Declaration of Trust as presently in effect, and by the 1940 Act.

     The Advisory Agreement states that it is agreed that the Adviser shall have no responsibility or liability for the accuracy or completeness of the Trust's Registration Statement under the Securities Act of 1933 and the 1940 Act, except for the information supplied by the Adviser for inclusion therein.

     During the fiscal year ended June 30, 1996, the Trust accrued $3,673 in favor of the Adviser under the Advisory Agreement and $2,775 in favor of the Administrator under the Administration Agreement. All such fees were waived. The expense limitation provisions in the Advisory and Administration Agreements in effect, would in any event have precluded any of such fees during the last fiscal year. The Administrator also reimbursed the Trust $73,338 to comply with the expense limitation , $14,519 pursuant to the agreement regarding total expenses of the Trust and $3,635 voluntarily, totaling $91,492. During the fiscal year ended June 30, 1995, the Trust accrued $3,924 in favor of the Adviser under the Advisory Agreement and $2,943 in favor of the Administrator under the Administration Agreement. All such fees were waived. The expense limitation provisions in the Advisory and Administration Agreements in effect would in any event have precluded any of such fees during that fiscal year. In addition, the Administrator reimbursed the Trust $64,713 to comply with the expense limitation described in the Prospectus, $14,732 pursuant to the agreement regarding total expenses of the Trust, described in the Prospectus and $3,960 voluntarily, totaling $83,405. During the fiscal year ended June 30, 1994, the Trust accrued $3,583 in favor of the Adviser under the Advisory Agreement and $2,687 in favor of the Administrator under the Administration Agreement. All such fees were waived. The expense limitation provisions in the Advisory and Administration Agreements would in any event have precluded any of such fees during the last fiscal year. For the fiscal year ended June 30, 1994, the Administrator reimbursed the Trust for expenses in the amount of $73,123.

Additional Information as to the Administration Agreement

     The Administration Agreement (the "Administration
Agreement") between Aquila Management Corporation, as
Administrator, and the Trust contains the provisions described below in addition to those described in the Prospectus.

     Subject to the control of the Trust's Board of Trustees, the Administrator provides all administrative services to the Trust other than those relating to the Trust's investment portfolio and the maintenance of the Trust's accounting books and records (see below for discussion); as part of such duties, the Administrator
(i) provides office space, personnel, facilities, and equipment for the performance of the following functions and for the maintenance of the Trust's headquarters; (ii) oversees all relationships between the Trust and the Trust's transfer agent, custodian, legal counsel, auditors and principal underwriter, including the negotiation of agreements in relation thereto, the supervision and coordination of the performance of such agreements, and the overseeing of all administrative matters which are necessary or desirable for the effective operation and for the sale, servicing, or redemption of the Trust's shares;
(iii) provides to the Adviser and to the Trust statistical and other factual information and advice regarding economic factors and trends, but does not generally furnish advice or make recommendations regarding the purchase or sale of securities;
(iv) maintains the Trust's books and records (other than accounting books and records), and prepares (or assists counsel and auditors in the preparation of) all required proxy statements, reports to the Trust's shareholders and Trustees, reports to and other filings with the Securities and Exchange Commission and any other governmental agencies, and tax returns, and oversees the Trust's insurance relationships; (v) prepares, on the Trust's behalf, such applications and reports as may be necessary to register or maintain the Trust's registration or that of its shares under the securities or Blue-Sky laws of all such jurisdictions as may be required from time to time; and (vi) responds to any inquiries or other communications from the Trust's shareholders and broker-dealers, or if any such inquiry or communication is more properly to be responded to by the Trust's shareholder servicing and transfer agent or distributor, oversees such shareholder servicing and transfer agent's or distributor's response thereto. Since the Trust pays its own legal and audit expenses, to the extent that the Trust's counsel and accountants prepare or assist in the preparation of prospectuses, proxy statements and reports to shareholders, the costs of such preparation or assistance are paid by the Trust.

     The expense limitation referred to in the Prospectus, if in effect, is implemented monthly so that at no time is there any unpaid liability under the limitation, subject to readjustment during the year.

     The Administration Agreement may be terminated at any time without penalty by the Administrator upon sixty days' written notice to the Trust and the Adviser; it may be terminated by the Trust at any time without penalty upon giving the Administrator sixty days' written notice, provided that such termination by the Trust shall be directed or approved by a vote of a majority of the Trust's Trustees in office at the time, including a majority of Independent Trustees. In either case the notice provision may be waived.

     The Administration Agreement provides that the Administrator shall not be liable for any error in judgment or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence of the Administrator in the performance of its duties, or from reckless disregard by it of its obligations and duties under the Administration Agreement. The Trust agrees to indemnify the Administrator to the full extent permitted by the Trust's Declaration of Trust and the 1940 Act.

                    AMORTIZED COST VALUATION

     The Trust operates under Rule 2a-7 under the 1940 Act, which permits it to value its portfolio on the basis of amortized cost. The amortized cost method of valuation is accomplished by valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium, and does not reflect the impact of fluctuating interest rates on the market value of the security. This method does not take into account unrealized gains or losses.

     While the amortized cost method provides certainty in valuation, there may be periods during which value, as determined by amortized cost, is higher or lower than the price the Trust would receive if it sold the instrument. During periods of declining interest rates, the daily yield on the Trust's shares may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments and changing its dividends based on these changing prices. The converse would apply in a period of rising interest rates.

     Under the Rule, the Board of Trustees must establish, and has established, procedures (the "Procedures") designed to stabilize at $1.00, to the extent reasonably possible, the Trust's price per share as computed for the purpose of sales and redemptions. Such procedures must include review of the Trust's portfolio holdings by the Board of Trustees at such intervals as they may deem appropriate and at such intervals as are reasonable in light of current market conditions to determine whether the Trust's net asset value calculated by using available market quotations deviates from the per share value based on amortized cost. "Available market quotations" may include actual market quotations (valued at the mean between bid and asked prices), estimates of market value reflecting current market conditions based on quotations or estimates of market value for individual portfolio instruments or values obtained from yield data relating to a directly comparable class of securities published by reputable sources.

     Under Rule 2a-7, if the extent of any deviation between the net asset value per share based upon "available market quotations" (see above) and the net asset value per share based on amortized cost exceeds $0.005, the Board of Trustees must promptly consider what action, if any, will be initiated. When the Board of Trustees believes that the extent of any deviation may result in material dilution or other unfair results to investors or existing shareholders, it is required to take such action as it deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Such actions could include the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or payment of distributions from capital or capital gains, redemptions of shares in kind, or establishing a net asset value per share using available market quotations.

     The Procedures include changes in the dividends payable by the Trust under specified conditions, as described below under "Computation of Daily Dividends." This portion of the Procedures provides that actions that the Trustees would consider under certain circumstances can be taken automatically.

                 COMPUTATION OF DAILY DIVIDENDS

     Under the Procedures which the Trust's Board of Trustees has adopted relating to "amortized cost" valuation, the calculation of the Trust's daily dividends will change under certain circumstances from that indicated in the Prospectus. If on any day the deviation between net asset value determined on an amortized cost basis and that determined using market quotations is $0.003 or more, the amount of such deviation will be added to or subtracted from the daily dividend to the extent necessary to reduce such deviation to within $0.003.

     If on any day there is insufficient net income to absorb any such reduction, the Board of Trustees would be required under the Rule to consider taking other action if the deviation, after eliminating the dividend for that day, exceeds of $0.005. One of the actions which the Board of Trustees might take could be the elimination or reduction of dividends for more than one day.

                    AUTOMATIC WITHDRAWAL PLAN

     You may establish an Automatic Withdrawal Plan under which you will receive a monthly or quarterly check in a stated amount, not less than $50, if you own or purchases shares of the Trust having a net asset value of at least $5,000. Stock certificates will not be issued for shares held under an Automatic Withdrawal Plan. All dividends must be reinvested.

     Shares will be redeemed on the last business day of the month as may be necessary to meet withdrawal payments. Shares acquired with reinvested dividends will be redeemed first to provide such withdrawal payments and thereafter other shares will be redeemed to the extent necessary, and, depending upon the amount withdrawn, your principal may be depleted.

     Redemption of shares for withdrawal purposes may reduce or even liquidate your account. Monthly or quarterly payments paid to shareholders may not be considered as a yield or income on investment.

                       GENERAL INFORMATION

Background of the Trust

     Capital Cash Management Trust is one of the oldest
Money-Market mutual funds in the United States. It has served a wide range of investors for over 20 years, producing competitive results for individuals, churches, endowments, schools, bank trust departments and corporations.

Information about 5% shareholders

     As of October 3, 1996 the following persons owned more than 5% of the Trust's outstanding shares:

     William J. Boyle and Margaret M. Boyle, JTWROS, 10 Canterbury Place, Cranford, NJ 07016, 99,923 shares (5.6%); In addition, the Trustees and officers of the Trust owned 527,608 shares (29.6%), of which 378,069 shares (21.2%) are held as follows: by Aquila Management Corp., 395 shares, by Aquila Distributors, Inc., 81,357 shares, by Lacy B. Herrmann and Elizabeth B. Herrmann, 196,461 shares and by Elizabeth B. Herrmann 99,856 shares. See "Trustees and Officers" above for information about Mr. Herrmann, and "Information as to the Adviser, the Administrator and the Distributor" in the Prospectus for information about Aquila Management Corporation.

Net Asset Value Per Share

     As indicated in the Prospectus, the net asset value per share of the Trust's shares will be determined on each day that the New York Stock Exchange is open. That Exchange annually announces the days on which it will not be open; the most recent announcement indicates that it will not be open on the following days: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, that Exchange may close on days not included in that announcement.

Indemnification of Shareholders and Trustees

     The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust does, however, contain an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the Trust's property of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Trust itself would be unable to meet its obligations.

     The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Custodian and Auditors

     The Trust's Custodian, Bank One Trust Company, N.A., is responsible for holding the Trust's assets.

     The Trust's auditors, KPMG Peat Marwick LLP, perform an annual audit of the Trust's financial statements.

Financial Statements

     The financial statements of the Trust for the fiscal year ended June 30, 1996, which are contained in the Annual Report for that fiscal year, are hereby incorporated by reference into the Additional Statement. Those financial statements have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon is incorporated herein by reference.

                           APPENDIX A

     NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS

Bond Ratings

     At the date of this Additional Statement there are six organizations considered as Nationally Recognized Statistical Rating Organizations ("NRSROs") for purposes of Rule 15c3-1 under the Securities Exchange Act of 1934. Their names, a brief summary of their respective rating systems, some of the factors considered by each of them in issuing ratings and their individual procedures are described below.


STANDARD AND POOR'S CORPORATION

     Commercial paper consists of unsecured promissory notes issued to raise short-term funds. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. S&P's commercial paper ratings are graded into several categories from "A-1" for the highest-quality obligations (which can also have a plus (+) sign designation) to "D" for the lowest. The two highest categories are:

     A-1: This highest category indicates the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high for issues designated
     A-1.

     An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based, in varying degrees, on the following considerations:

     1) Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligations;

     2) Nature of and provisions of the obligation; and

     3) Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The two highest categories are:

     AAA: Capacity to pay interest and repay principal is extremely strong.

     AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a degree.


MOODY'S INVESTORS SERVICE

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated. The two highest categories are:

     Prime-1: Issuers rated P-1 have a superior ability for repayment of senior short-term debt obligations, evidenced by the following characteristics:

          * Leading market positions in well-
          established industries.

          * High rates of return on funds employed.

          * Conservative capital structure with
          moderate reliance on debt and ample asset protection.

          * Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

          * Well-established access to a range of
          markets and assured sources of alternative liquidity.

     Prime-2: Issuers rated P-2 have a strong ability for repayment of senior short-term debt obligations, evidenced by the above-mentioned characteristics, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation.
     Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

     Corporate bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by large or exceptionally stable margin and principal is secure. Corporate bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.


DUFF & PHELPS, INC.

     The ratings apply to all obligations with maturities of under one year, including commercial paper, the unsecured portion of certificates of deposit, unsecured bank loans, master notes, bankers' acceptances, irrevocable letters of credit and current maturities of long-term debt. The two highest categories are:

     D-1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds is outstanding and safety is just below risk-free U.S. Treasury short-term obligations.

     D-1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     D-1 -: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     D-2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are very small.

     Long-term debt rated AAA represents the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt. Debt rated AA represents high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.


IBCA

     In determining the creditworthiness of financial institutions, IBCA assigns ratings within the following categories: Legal, Individual, Short and Long Term. A legal rating deals solely with the question of whether an institution would receive support if it ran into difficulties and not whether it is "good" or "bad". An individual rating looks purely at the strength of a financial institution without receiving any support. Short and long-term ratings assess the borrowing capabilities and the capacity for timely repayment of debt obligations. A short-term rating relates to debt which has a maturity of less than one year, while a long-term rating applies to a instrument of longer duration. The legal ratings are:

     1: A bank for which there is a clear legal guarantee on the part of its home state to provide any necessary support or a bank of such importance both internationally and domestically that support from the state would be forthcoming, if necessary.

     2: A bank for which there is no legal obligation on the part of its sovereign entity to provide support but for which state support would be forthcoming, for example, because of its importance to the total economy or its historic relationship with the government.

The individual ratings are:

     A: A bank with a strong balance sheet, favorable credit profile and a consistent record of above average profitability.

     B: A bank with a sound credit profile and without significant problems. The bank's performance has generally been in line with or better than that of its peers.

     The short-term ratings are:

     A-1+: Obligations supported by the highest capacity for timely repayment.

     A-1: Obligations supported by a very strong capacity for timely repayment.

     A-2: Obligations supported by a very strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

     The long-term ratings are:

     AAA: Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk.

     AA: Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial.
     Adverse changes in business, economic or financial conditions may increase investment risk albeit not significantly.


Thomson BankWatch, Inc. (TBW)

     The TBW short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. TBW's two highest short-term ratings are:

     TBW-1: Indicates a very high degree of likelihood that principal and interest will paid on a timely basis.

     TBW-2: While the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

     The TBW long-term rating specifically assess the likelihood of an untimely repayment of principal or interest over the term to maturity of the rated instrument. TBW's two highest long-term ratings are:

     AAA: Indicates ability to repay principal and interest on a timely basis is very strong.

     AA: Indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.


Fitch Investors Service, Inc.

     The Fitch short-term ratings apply to debt obligations that are payable on demand which include commercial paper, certificates of deposit, medium-term notes and municipal and investment notes. Short-term ratings places greater emphasis than long-term ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner. Fitch short-term ratings are:

     F-1+: Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1: Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

     The Fitch long-term rating represents their assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality. The Fitch long-term rating are:

     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong.



   DESCRIPTION OF MUNICIPAL BOND AND COMMERCIAL PAPER RATINGS

Municipal Bond Ratings

     Standard & Poor's. A Standard & Poor's municipal obligation rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

     The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

     The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

     I. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

     II.  Nature of and provisions of the obligation;

     III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors rights.

     AAA Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     Plus (+) or Minus (:): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

     Standard & Poor's ratings for municipal note issues are designated SP in order to help investors distinguish more clearly the credit quality of notes as compared to bonds. Notes bearing the designation SP-1 are deemed very strong or to have strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation. Notes bearing the designation SP-2 are deemed to have a satisfactory capacity to pay principal and interest.

     Moody's Investors Service. A brief description of the applicable Moody's Investors Service rating symbols and their meanings follows:

     Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, Ba1 and B1.

     Moody's Short Term Loan Ratings - There are four rating categories for short-term obligations, all of which define an investment grade situation. These are designated Moody's Investment Grade as MIG 1 through MIG 4. In the case of variable rate demand obligations (VRDOs), two ratings are assigned; one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When no rating is applied to the long or short-term aspect of a VRDO, it will be designated NR. Issues or the features associated with MIG or VMIG ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings. Each rating designation is unique with no implication as to any other similar issue of the same obligor. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issuer's specific structural or credit features.

     MIG1/VMIG1     This designation denotes best quality. There
                    is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG2/VMIG2     This designation denotes high quality.
                    Margins of protection are ample although not so large as in the preceding group.

     MIG3/VMIG3     This designation denotes favorable quality.
                    All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     MIG4/VMIG4     This designation denotes adequate quality.
                    Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Commercial Paper Ratings

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1 -- Highest Quality; Prime 2 -- Higher Quality; Prime 3 -- High Quality.

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

     Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are designed with the numbers 1, 2 and 3 to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess safety characteristics. Capacity for timely payment on issues with the designation A-2 is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation A-3 have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Investment Adviser
  STCM MANAGEMENT COMPANY, INC.
  380 Madison Avenue, Suite 2300
  New York, NY 10017

Administrator
  AQUILA MANAGEMENT CORPORATION
  380 Madison Avenue, Suite 2300
  New York, New York 10017

Distributor
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

Trustees
  Lacy B. Herrmann, Chairman
  Theodore T. Mason, Vice President
  Paul Y. Clinton
  Robert L. Krakoff
  Anne J. Mills
  Cornelius T. Ryan

Officers
  Lacy B. Herrmann, President
  Charles E. Childs, III, Senior Vice President
  Diana P. Herrmann, Vice President
  John M. Herndon, Vice President & Assistant Secretary
  Rose F. Marotta, Chief Financial Officer
  Richard F. West, Treasurer
  Edward M.W. Hines, Secretary
  Patricia A. Craven, Assistant Secretary

Transfer and Shareholder Servicing Agent
  ADMINISTRATIVE DATA MANAGEMENT CORP.
  581 Main Street
  Woodbridge, New Jersey 07095-1198

Custodian
  BANK ONE TRUST COMPANY, N.A.
  100 East Broad Street
  Columbus, Ohio 43271

Independent Auditors
  KPMG PEAT MARWICK LLP
  345 Park Avenue
  New York, New York 10154

Legal Counsel
  HOLLYER BRADY SMITH TROXELL
    BARRETT ROCKETT HINES & MONE LLP
  551 Fifth Avenue
  New York, New York 10176


CAPITAL CASH
MANAGEMENT TRUST

A cash
management
investment

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STATEMENT OF
ADDITIONAL
INFORMATION

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One of the
Aquilasm Group of Funds